                               THE PILLAR FUNDS
                               Money Market Funds

Supplement Dated January 2, 1996 to the Class A Prospectus Dated April 30, 1995

The prospectus dated April 30, 1995 relates to the U.S. Treasury Securities Money Market, Prime Obligation Money Market and Tax-Exempt Money Market Funds. This supplement provides new and additional information beyond that contained in the current prospectus and should be retained and read in conjunction with such prospectus.

The discussion of eligible investors for the Class A shares on the cover page and the fourth sentence in the first paragraph of the section entitled "The Distributor" on page 8 of the prospectus is deleted in its entirety and replaced with the following:

Class A shares of each Fund are offered without distribution fees (i) to institutional investors (including United Jersey Bank, its affiliates and correspondent banks) for the investment of their own funds, (ii) to individuals and institutions (including United Jersey Bank, its affiliates and correspondent banks) for the investment of funds held by such individuals or institutions in a fiduciary, agency, custodial or other representative capacity if such individuals or institutions are able to provide complete shareholder recordkeeping services with respect to shares purchased and held in such capacity, and (iii) any individual who has entered into an Investment Strategy Account Agreement with United Jersey Bank, its affiliates or correspondent banks ("ISA Customers") (persons who own Class A shares of a Fund are referred to herein as "Shareholders").

                               ----------------

The following language is inserted after the second sentence in the section entitled "How do I Purchase and Redeem Shares?" on page 2 and after the first sentence in the second paragraph under the section entitled "Purchase and Redemption of Shares" on page 8 of the prospectus:

With respect to ISA Customers, purchase orders will be effective as of the Business Day received by the Distributor if the Distributor receives the order and payment prior to 12:00 noon, Eastern time, on such Business Day.

                               ----------------

The following language is inserted after the last paragraph under the section entitled "Purchase and Redemption of Shares" beginning on page 8 of the prospectus:

Purchase of Shares - ISA Customers

ISA accounts may be opened through United Jersey Bank, its affiliates or correspondent banks (the "Bank"). Subsequent purchases of shares of the Funds may be made through the Bank or directly through the Distributor by mail or by wire. Purchases may not be made by telephone. ISA Customers should contact their Financial Services Advisor ("FSA") for information about opening an account and purchasing shares of the Funds through United Jersey Bank. The Bank may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. In addition, state securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws.

The minimum initial investment in the Trust for ISA Customers is $10,000. All subsequent purchases must be at least $1,000. A purchase order will be effective as of the Business Day received by the Distributor if the Distributor receives the order and payment before 12:00 noon, Eastern time, on such Business Day.

Direct Purchases - ISA Customers

By Mail - Subsequent purchases of shares may be made at any time by mailing a check (or other negotiable bank draft or money order) to the Distributor. If a check received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred.

By Wire - Subsequent purchases of shares may be made by wire. To buy shares by wire, call the Distributor toll-free at 1-800-932-7782.

Other Information Regarding Purchases - The purchase price is the net asset value per share next computed after the order is effective. No certificates representing shares will be issued.

Redemption of Shares - ISA Customers

The FSA through which ISA Customers may purchase shares is able to assist ISA Customers in effecting the redemption of shares held in Fund accounts through the Distributor. ISA Customers wishing to effect a redemption with the assistance of an FSA should contact the Bank or their FSA for additional information about redemption procedures and cut-off times. Shares may also be redeemed directly through the Distributor by mail, by telephone, by wire, by ACH or through a systematic withdrawal plan.

Direct Redemptions - ISA Customers

By Mail - A written request for redemption must be received by the Distributor in order to constitute a valid request for redemption. The Distributor may require that the signature on the written request be guaranteed by a commercial bank or by a member firm of a domestic stock exchange. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for $5,000 worth of shares or less, (2) the redemption check is payable to the Shareholder(s) of record, and (3) the redemption check is mailed to the Shareholder(s) at the address of record. ISA Customers may also have the proceeds mailed to a commercial bank account previously designated on the Account Application or by written instruction to the Distributor. There is no charge for having redemption requests mailed to a designated bank account.

By Telephone, Wire or ACH - Shares may be redeemed by telephone if ISA Customers elect that option on the Account Application. ISA Customers may have the proceeds mailed to his or her address or wired to a commercial bank account previously designated on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Wire and ACH redemption requests may be made by ISA Customers by calling the Distributor at 1-800-932-7782, who will add a wire redemption charge (presently $10.00) to the amount of the redemption. Accounts may not be closed by telephone.

Neither the Trust nor its transfer agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, ISA Customers attempting to place redemption orders by telephone may wish to consider placing the redemption order by other means.

Systematic Withdrawal Plan (SWP) - The Funds offer a Systematic Withdrawal Plan which may be utilized by ISA Customers who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $10,000 or more. ISA Customers may elect to receive automatic payment by check or ACH of $50 or more on a monthly or quarterly basis. An Optional Services Form may be obtained by contacting the Distributor at 1-800-932-7782.

Other Information Regarding Redemptions - All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption, as described above. Net asset value per share is determined as of 4:00 p.m., Eastern time, on each Business Day. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment in connection with a purchase. In such circumstances, the forwarding of redemption proceeds may be delayed until such payment has been collected. The Funds intend to pay cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

                               ----------------

The following language is inserted after the last paragraph under "General Information - The Trust" on page 11 of the prospectus:

From time to time, the Funds may experience relatively large purchases or redemptions due to asset allocation decisions made by the Advisor for its clients. These transactions may have a material effect on the Funds, since Funds that experience redemptions as a result of reallocations may have to sell portfolio securities and because Funds that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that Funds may be required to sell securities at times when they would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales may also increase transaction costs. The Advisor is committed to minimizing the impact of these transactions on the Funds to the extent it is consistent with pursuing the investment objectives of its asset allocation decisions on the Funds. The Advisor will nevertheless face conflicts in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients and the interests of the Funds.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE PILLAR FUNDS

                   Investment Advisor:
                   UNITED JERSEY BANK INVESTMENT MANAGEMENT DIVISION, A DIVISION OF UNITED JERSEY BANK

THE PILLAR FUNDS (the "Trust") consist of mutual fund portfolios seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to the following funds (collectively, the "Funds"; individually, a "Fund"):

  . U.S. TREASURY SECURITIES MONEY MARKET FUND
  . PRIME OBLIGATION MONEY MARKET FUND
  . TAX-EXEMPT MONEY MARKET FUND

                                    CLASS A

The Trust's Class A Shares are offered without distribution fees (i) to institutional investors (including United Jersey Bank, its affiliates and correspondent banks) for the investment of their own funds, and (ii) to any individual or institution (including United Jersey Bank, its affiliates and correspondent banks) for the investment of funds held by such individual or institution in a fiduciary, agency, custodial or other representative capacity (but only if such individual or institution is able to provide complete shareholder recordkeeping services with respect to shares purchased and held in such capacity) (persons who own Class A shares of a Fund are referred to herein as "Shareholders").

 CLASS A SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, ENDORSED OR GUARANTEED BY, ANY BANK (INCLUDING UNITED JERSEY BANK OR ITS AFFILIATES OR CORRESPONDENTS), ANY STATE OR STATE AGENCY, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE U.S. GOVERNMENT OR ANY U.S. GOVERNMENT AGENCY.

 AN INVESTMENT IN A FUND IS SUBJECT TO INVESTMENT RISKS,
 INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 AN INVESTMENT IN ANY OF THE FUNDS IS NEITHER INSURED NOR
 GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO
 ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET
 ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated April 29, 1995 has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087-1658 or by calling 1-800-932-7782. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

APRIL 30, 1995
CLASS A

                                    SUMMARY

  THE PILLAR FUNDS (THE "TRUST") CONSIST OF OPEN-END MANAGEMENT INVESTMENT COMPANIES WHICH PROVIDE A CONVENIENT WAY TO INVEST IN PROFESSIONALLY MANAGED PORTFOLIOS OF SECURITIES. THE FOLLOWING PROVIDES BASIC INFORMATION ABOUT THE CLASS A SHARES OF THE TRUST'S U.S. TREASURY SECURITIES MONEY MARKET, PRIME OBLIGATION MONEY MARKET AND TAX-EXEMPT MONEY MARKET FUNDS (COLLECTIVELY, THE "FUNDS"; INDIVIDUALLY, A "FUND").

  What are the Investment Objectives? Each Fund seeks to preserve principal and maintain a high degree of liquidity while providing current income. The Tax-Exempt Money Market Fund also seeks to provide current income that is exempt from federal income tax. There can be no assurance that a Fund will achieve its investment objective or be able to maintain a net asset value of $1.00 per share on a continuous basis. See "Investment Objectives and Policies."

  What are the Permitted Investments? The U.S. Treasury Securities Money Market Fund invests exclusively in short-term U.S. Treasury obligations. The Prime Obligation Money Market Fund invests in short-term, U.S. dollar denominated obligations of United States issuers and obligations of U.S. and London branches of foreign banks. The Tax-Exempt Money Market Fund invests in short-term, U.S. dollar denominated municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. At least 80% of total assets of the Tax-Exempt Money Market Fund will be invested in securities exempt, in the opinion of bond counsel for the issuer, from federal income taxes. See "Investment Objectives and Policies" and "Description of Permitted Investments."

  Who is the Advisor? United Jersey Bank Investment Management Division, a division of United Jersey Bank, serves as the Advisor of the Trust. See "The Advisor."

  Who is the Administrator? SEI Financial Management Corporation serves as the Administrator of the Trust. See "The Administrator."

  Who is the Shareholder Servicing Agent? SEI Financial Management Corporation acts as dividend disbursing agent and shareholder servicing agent for the Trust and as transfer agent for the Trust under a separate agreement. See "The Shareholder Servicing Agent."

  Who is the Distributor? SEI Financial Services Company acts as distributor of the Trust's shares. See "The Distributor."

  How do I Purchase and Redeem Shares? Purchases and redemptions may be made through the Distributor on a day on which both the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Distributor if the Distributor receives an order and the Custodian receives federal funds prior to 12:00 noon, Eastern time, on such Business Day. Redemption orders must be placed prior to 12:00 noon, Eastern time, on any Business Day for the order to be effective that day. See "Purchase and Redemption of Shares."

  How are Dividends Paid? The net investment income (exclusive of capital gains) of each Fund is determined and declared on each Business Day as a dividend for Shareholders of record as of the close of business on that day. Any capital gains will be distributed at least annually. Dividends are paid monthly in additional shares unless the Shareholder elects to take the payment in cash. See "Dividends."

                                EXPENSE SUMMARY

ANNUAL OPERATING EXPENSES                                               CLASS A
(As a percentage of average net assets)

                                        U.S. TREASURY    PRIME
                                         SECURITIES    OBLIGATION   TAX-EXEMPT
                                        MONEY MARKET  MONEY MARKET MONEY MARKET
                                            FUND          FUND         FUND
-------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)...     .35%          .35%         .32%
Other Expenses.........................     .27%          .27%         .33%
-------------------------------------------------------------------------------
Total Operating Expenses (after fee
 waivers)(2)...........................     .62%          .62%         .65%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

(1) The Advisor has agreed to voluntarily waive a portion of its fees in an amount that operates to limit total operating expenses of Class A of each Fund to not more than .65% of average daily net assets. The Advisor reserves the right to terminate its fee waiver at any time in its sole discretion.
(2) Absent a fee waiver for the Tax-Exempt Money Market Fund, the Advisory Fee would be .35% and Total Operating Expenses would be .68% of such Fund's average daily net assets. Additional information may be found under "The Advisor," "The Administrator" and "The Distributor."

EXAMPLE

-------------------------------------------------------------------------------

                                                   1 YR. 3 YRS. 5 YRS. 10 YRS.
------------------------------------------------------------------------------
An investor in a Fund would pay the following
 expenses on a $1,000 investment assuming (1) 5%
 annual return and (2) redemption at the end of
 each time period
  U.S. Treasury Securities Money Market Fund......   $6   $20    $35     $77
  Prime Obligation Money Market Fund..............   $6   $20    $35     $77
  Tax-Exempt Money Market Fund....................   $7   $21    $36     $81
------------------------------------------------------------------------------
------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Funds. The information set forth in the foregoing table and example relates only to Class A Shares. The Trust also offers Class B shares of each Fund which are subject to the same expenses except that Class B shares bear certain distribution costs. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. Additional information may be found under "The Advisor," "The Administrator" and "The Distributor."

FINANCIAL HIGHLIGHTS                                            THE PILLAR FUNDS

The following information has been audited by Arthur Andersen LLP, the Trust's independent public accountants, as indicated in their report dated February 10, 1995 on the Trust's financial statements as of December 31, 1994 included in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and notes thereto.

For a Class A Share Outstanding Throughout the Period.

                              U.S. TREASURY                            PRIME
                                SECURITIES                          OBLIGATION                           TAX-EXEMPT
                               MONEY MARKET                        MONEY MARKET                         MONEY MARKET
                              FUND--CLASS A                        FUND--CLASS A                        FUND--CLASS A
                   ------------------------------------ -----------------------------------  -----------------------------------
                   01/01/94 TO 01/01/93 TO 04/01/92 TO  01/01/94 TO 01/01/93 TO 04/01/92 TO  01/01/94 TO 01/01/93 TO 04/06/92 TO
                    12/31/94    12/31/93   12/31/92 (1)  12/31/94    12/31/93   12/31/92 (1)  12/31/94    12/31/93   12/31/92 (2)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of
 Period..........   $   1.00    $   1.00     $   1.00    $   1.00    $   1.00    $   1.00      $  1.00     $  1.00     $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from
 Investment
 Operations:
 Net Investment
  Income.........       0.03        0.02         0.02        0.04        0.03        0.02         0.02        0.02        0.02
---------------------------------------------------------------------------------------------------------------------------------
 Total Income
  from Investment
  Operations.....       0.03        0.02         0.02        0.04        0.03        0.02         0.02        0.02        0.02
---------------------------------------------------------------------------------------------------------------------------------
Less
 Distributions:
 Dividends from
  Net Investment
  Income.........      (0.03)      (0.02)       (0.02)      (0.04)      (0.03)      (0.02)       (0.02)      (0.02)      (0.02)
---------------------------------------------------------------------------------------------------------------------------------
 Total
  Distributions..      (0.03)      (0.02)       (0.02)      (0.04)      (0.03)      (0.02)       (0.02)      (0.02)      (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period...   $   1.00    $   1.00     $   1.00    $   1.00    $   1.00    $   1.00      $  1.00     $  1.00     $  1.00
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return.....       3.44%       2.46%        2.81%*      3.67%       2.65%       2.85%*       2.27%       1.99%       2.42%*
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND
 SUPPLEMENTAL
 DATA
Net Assets, End
 of Period (000).   $465,125    $420,947     $387,960    $157,378    $129,780    $124,811      $37,745     $32,994     $22,963
Ratio of Expenses
 to Average Net
 Assets..........       0.62%       0.64%        0.65%*      0.62%       0.64%       0.65%*       0.65%       0.65%       0.65%*
Ratio of Expenses
 to Average Net
 Assets
 (Excluding
 Waivers)........       0.62%       0.64%        0.70%*      0.62%       0.64%       0.77%*       0.68%       0.69%       0.79%*
Ratio of Net
 Income to
 Average Net
 Assets..........       3.39%       2.42%        2.67%*      3.68%       2.63%       2.63%*       2.27%       1.97%       2.39%*
Ratio of Net
 Income to
 Average Net
 Assets
 (Excluding
 Waivers)........       3.39%       2.42%        2.62%*      3.68%       2.63%       2.51%*       2.24%       1.93%       2.25%*
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

 * Annualized
(1) The U.S. Treasury Securities Money Market and the Prime Obligations Money Market Funds commenced operations on April 1, 1992. Ratios for this period have been annualized.
(2) The Tax-Exempt Money Market Fund commenced operations on April 6, 1992. Ratios for this period have been annualized.

THE TRUST

THE PILLAR FUNDS (the "Trust") consist of open-end management investment companies that have diversified and non-diversified portfolios. The Trust offers units of beneficial interest ("shares") in fifteen separate investment portfolios. Shareholders may purchase shares in each portfolio (except for the U.S. Treasury Securities Plus Money Market Fund) through two separate classes (Class A and Class B) which provide for variations in distribution costs, voting rights, and dividends. Except for these differences between classes, each share of each portfolio represents an undivided, proportionate interest in that portfolio. This Prospectus relates to the Class A shares of the Trust's U.S. Treasury Securities Money Market, Prime Obligation Money Market and Tax-Exempt Money Market Funds (each of these, a "Fund"). Each Fund is a diversified mutual fund. Information regarding the Trust's other portfolios and the Class B shares of the Funds is contained in separate prospectuses that may be obtained from the Trust's Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087 or by calling 1-800-932-7782.

SHARES OF THE TRUST ARE NOT DEPOSITS, OBLIGATIONS OR ACCOUNTS (TRUST OR OTHERWISE) OF, OR INSURED, GUARANTEED, SPONSORED OR ENDORSED BY, ANY BANK (INCLUDING UNITED JERSEY BANK OR ITS AFFILIATES OR CORRESPONDENTS), ANY STATE OR STATE AGENCY, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE U.S. GOVERNMENT OR ANY U.S. GOVERNMENT AGENCY.

SHARES OF THE TRUST ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. In addition, the Tax-Exempt Money Market Fund seeks to provide current income that is exempt from federal income tax. There is no assurance that the investment objective of any Fund will be met.

Each Fund intends to comply with regulations of the Securities and Exchange Commission ("SEC") applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on investments by a Fund. Under these regulations, each Fund will invest only in U.S. dollar denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less. For a further discussion of these rules, see "Description of Permitted Investments."

THE U.S. TREASURY SECURITIES MONEY MARKET FUND

The U.S. Treasury Securities Money Market Fund (the "Treasury Fund") will invest exclusively in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal Book Entry System ("U.S. Treasury Obligations"). The Fund may also engage in securities lending. For a description of U.S. Treasury Obligations, see "Description of Permitted Investments."

THE PRIME OBLIGATION MONEY MARKET FUND

The Prime Obligation Money Market Fund (the "Prime Fund") will invest in eligible securities consisting of: (i) commercial paper and short-term corporate obligations of U.S. issuers that satisfy the Fund's quality criteria;
(ii) obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks, U.S. savings and loan institutions and U.S. and London branches of foreign banks, provided such institutions have total assets of $500 million or more as shown on their last published financial statements at the time of investment and are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation (the Fund may not invest more than 25% of its total assets in obligations issued by foreign branches of U.S. banks and London branches of foreign banks); (iii) U.S. Treasury obligations; (iv) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and (v) repurchase agreements involving any of such obligations. In addition, the Fund may also engage in securities lending. For a further description of the Fund's permitted investments and the above ratings, see "Description of Permitted Investments" and "Description of Ratings" in the Statement of Additional Information.

THE TAX-EXEMPT MONEY MARKET FUND

The Tax-Exempt Money Market Fund (the "Tax-Exempt Fund") will invest at least 80% of its total assets in eligible securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest of which, in the opinion of bond counsel for the issuer, is exempt from federal income tax (collectively, "Municipal Securities"). The Tax-Exempt Fund will primarily purchase municipal bonds, notes and commercial paper rated in one of the two highest short-term rating categories in accordance with SEC regulations at the time of investment or, if not rated, as determined by the Advisor to be of comparable quality.

The Tax-Exempt Fund may purchase municipal obligations with demand features, including floating or variable rate obligations. In addition, the Fund may invest in commitments to purchase securities on a "when-issued" basis, and reserves the right to purchase securities subject to a standby commitment. The Advisor has discretion to invest up to a total of 20% of the Fund's assets in taxable money market instruments (including repurchase agreements) and securities subject to the alternative minimum tax. However, the Fund generally intends to be fully invested in securities exempt from federal income tax. The Fund may also engage in securities lending.

For additional information regarding risks and permitted investments, see "Description of Permitted Investments" in this Prospectus and "Description of Permitted Investments" and "Description of Ratings" in the Statement of Additional Information.

INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of each Fund. In addition, it is a fundamental policy of each Fund to use its best efforts to maintain a constant net asset value of $1.00 per share although there can be no assurance any Fund will be able to do so. It is also a fundamental policy of the Tax-Exempt Fund to invest at least 80% of its assets in Municipal Securities. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares.

Each Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of each Fund's total assets. See "Description of Permitted Investments--Restraint on Investments by "Money Market Funds."

2. Purchase any securities which would cause more than 25% of the total assets of any Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, repurchase agreements involving such securities and obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulation as U.S. banks or to investments in tax exempt securities issued by governments or political subdivisions of governments.

3. Make loans, except that a Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

It is a non-fundamental policy of each Fund to invest no more than 10% of its total assets in illiquid securities (as defined under "Description of Permitted Investments").

The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

THE ADVISOR

United Jersey Bank Investment Management Division, a division of United Jersey Bank (the "Advisor") serves as the Advisor of the Trust. The Advisor makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program subject to the supervision of, and policies established by, the Trustees of the Trust.

United Jersey Bank, 210 Main Street, Hackensack, NJ 07601, was chartered in 1899 and has been exercising trust powers and managing money since 1916. The Investment Management Division began as a separate operating division of the Bank in 1973. The Bank's investment experts have, on average, over 20 years of experience in investment management. As of December 31, 1994, total assets under management were more than $3 billion.

United Jersey Bank is a wholly-owned subsidiary of UJB Financial Corp., an interstate bank holding company with $15.4 billion in assets and 270 banking offices in New Jersey and Eastern Pennsylvania as of December 31, 1994.

The Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% of the average daily net assets of each Fund. The Advisor has voluntarily agreed to waive all or a portion of its fees in order to limit the operating expenses of Class A of each Fund to .65%. The Advisor reserves the right to terminate its fee waiver at any time in its sole discretion. For the fiscal year ended December 31, 1994, each Fund paid the Advisor the following advisory fee (shown as a percentage of its average daily net assets): Treasury Fund, .35%; Prime Fund, .35%; and Tax-Exempt Fund, .32%.

United Jersey Bank has also entered into a Custodian Agreement with the Trust under which it provides all securities safekeeping services as required by the Funds and the Investment Company Act of 1940, as amended (the "1940 Act") . The Trust pays United Jersey Bank (referred to herein in its custodial capacity as the "Custodian") a custodian fee, which is calculated daily and paid monthly, at an annual rate of .025% of the average daily net assets of each Fund.

The Glass-Steagall Act restricts the securities activities of banks such as United Jersey Bank, but federal regulatory authorities permit such banks to provide investment advisory and other services to mutual funds. Should this position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), serves as the Administrator of the Trust. The Administrator provides the Trust with administrative services other than investment advisory services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund.

THE SHAREHOLDER SERVICING AGENT

SEI Financial Management Corporation acts as the dividend disbursing agent and shareholder servicing agent for the Trust. SEI Financial Management Corporation also acts as the transfer agent for the Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, acts as the Distributor for the Trust. No compensation is paid to the Distributor for distribution services for the Class A shares of any Fund. Class B shares of each Fund bear the costs of their distribution expenses and related service fees at the annual rate of up to .25% of the average daily net assets of the Fund. Class A shares of each Fund are offered without distribution fees
(i) to institutional investors (including United Jersey Bank, its affiliates and correspondent banks) for the investment of their own funds, and (ii) to individuals and institutions (including United Jersey Bank, its affiliates and correspondent banks) but (A) only for the investment of funds held by such individuals or institutions in a fiduciary, agency, custodial or other representative capacity, and (B) only if such individuals or institutions are able to provide complete shareholder recordkeeping services with respect to shares purchased and held in such capacity.

Class B shares of each Fund are offered to all persons. Consequently, it is possible that individuals and institutions may offer different classes of shares to their customers and thus receive different compensation with respect to different classes of shares. In addition, individuals and institutions that are the record owners of shares for the account of their customers may impose separate fees for account services to their customers. The Funds may also execute brokerage or other agency transactions through an affiliate of the Advisor or through the Distributor for which such affiliate or the Distributor receives compensation.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on any Business Day. State securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws.

A purchase order will be effective as of the Business Day received by the Distributor if the Distributor receives an order and the Custodian receives federal funds before 12:00 noon, Eastern time, on such Business Day. Otherwise, the purchase order will be effective the next Business Day. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow time for processing and transmittal of these orders to the Distributor for effectiveness the same day.

The purchase price is the net asset value per share next computed after the order is effective. The net asset value per share of each Fund is determined by dividing the total value of its investments and other assets, less any liabilities, by its total outstanding shares. The net asset value per share is calculated as of 12:00 noon, Eastern time, each Business Day based on the amortized cost method as described in the Statement of Additional Information. Purchased shares are first entitled to dividends the day the purchase order is effective.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or its Shareholders to accept such order.

For redemption orders received before 12:00 noon, Eastern time, payment will be made the same day by transfer of Federal funds. Otherwise, payment will be made on the next Business Day. The redemption price is the net asset value per share of the Fund next determined after receipt by the Distributor of the redemption order. Redeemed shares are not entitled to dividends declared the day the redemption order is effective.

The purchase price and the redemption price is expected to remain constant at $1.00 per share.

The Funds intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

COMPUTATION OF YIELD

From time to time the Funds may advertise "current yield" and "effective compound yield". Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. In addition, the advertised performance on Class A shares will normally be higher than for Class B shares because Class A shares are not subject to distribution expenses charged to Class B shares. The actual return to a Shareholder on Class A shares may be reduced by any administrative or management charges that may be imposed by individuals or institutions on their customers for account services. The actual return to Shareholders on Class B shares will be reduced by the amount of any sales load paid on Class B shares.

The Tax-Exempt Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have been achieved on a fully taxable investment to produce the after tax equivalent of the Fund's yield, assuming certain tax brackets for the Shareholder.

The Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical) or financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Fund may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Funds or their Shareholders. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on that part of its net investment income which is distributed to Shareholders. Each Fund also intends to make sufficient distributions each calendar year to avoid liability for federal excise tax.

TAX STATUS OF DISTRIBUTIONS

Dividends declared by a Fund in December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholders on the last day of that month if paid by the Fund during the following January.

THE TREASURY AND PRIME FUNDS will distribute all of their net investment income (including, for this purpose, net short-term capital gain) to Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares and will not qualify for the dividends-received deduction otherwise available to corporate shareholders. Dividends from net capital gain (the excess of net long-term capital gain over net short-term capital loss) also will not qualify for the dividends-received deduction and will be treated as long-term capital gains, regardless of how long the Shareholder has held shares. Each Fund will make annual reports to Shareholders of the Federal income tax status of all distributions.

Interest received on direct U.S. obligations that is exempt from tax at the state level when received directly may be exempt, depending on the state, when received by a Shareholder from a Fund, provided certain conditions are satisfied. Interest received on repurchase agreements normally is not exempt from state taxation. Each Fund annually will inform Shareholders of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular states.

With respect to investments in STRIPS and CUBES (as defined under "Description of Permitted Investments"), which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the accreted interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its Shareholders, a Fund may have to sell portfolio securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss.

THE TAX-EXEMPT FUND will distribute all of its net investment income (including net short-term capital gain) to Shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its Shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a Shareholder's gross income for regular federal income tax purposes, but may have alternative minimum tax consequences. See the Statement of Additional Information.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Any dividends attributable to the Fund's taxable income will be taxable to Shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits and will not qualify for the corporate dividends-received deduction. The Fund will make annual reports to Shareholders of the Federal income tax status of distributions.

The Fund does not expect to realize any net capital gains (the excess of net long-term capital gains over net short-term capital losses). To the extent that it does, however, it intends to distribute such gains to Shareholders. Distributions of net capital gains will not qualify for the dividends-received deduction for corporate shareholders and will be treated as long-term capital gain regardless of how long a shareholder has held shares.

Interest on indebtedness incurred or continued by a Shareholder in order to purchase shares is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares. For these purposes, the term "'substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds. See the Statement of Additional Information.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated September 9, 1991. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each Fund. In addition to the Funds, the Trust consists of the following portfolios: U.S. Treasury Securities Plus Money Market Fund, Short-Term Investment Fund, Fixed Income Fund, New Jersey Municipal Securities Fund, Pennsylvania Municipal Securities Fund, Intermediate-Term Government Securities Fund, GNMA Fund, Equity Value Fund, Equity Income Fund, Mid Cap Value Fund, Balanced Growth Fund and International Growth Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by a board of trustees (the "Trustees") under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

Each share held entitles a Shareholder of record to one vote. The Shareholders of each Fund or class will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to The Pillar Funds, P.O. Box 239, Wayne, PA 19087-0239.

DIVIDENDS

The net investment income (exclusive of capital gains) of each Fund is determined and declared on each Business Day as a dividend to Shareholders of 11 record as of the close of business on that day. Dividends are paid by the Funds in additional shares on or about the first business day of the following month, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the distribution. Currently, capital gains of a Fund, if any, are distributed at least annually.

The amount of dividends payable on Class A shares will be more than the dividends payable on the Class B shares because of the distribution expenses charged to Class B shares.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of the permitted investments for each Fund:

BANKERS' ACCEPTANCE--A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER--The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months to 270 days.

DERIVATIVES--Derivatives are securities that derive their value from other securities. The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (CMOs, REMICs, IOs and POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., Receipts and STRIPs), and privately issued stripped securities (e.g., TGRs, TRs and CATS). See elsewhere in this "Description of Permitted Investments" for discussions of these various instruments, and see "Investment Objectives and Policies" for more information about any investment policies and limitations applicable to their use.

ILLIQUID SECURITIES--Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Not more than 10% of the total assets of a Fund will be invested in such instruments. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, if there is no secondary market for such security. Restricted securities, including Rule 144A securities, that meet the criteria established by the Board of Trustees of the Trust will be considered liquid.

MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the constructions, equipment, repair or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a toll bridge, for example). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS--Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may only acquire obligations that present minimal credit risks and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, the Trustees must approve or ratify the purchase of unrated securities or securities rated by only one rating organization by the Prime Fund. In the case of taxable money market funds, investments in second tier securities are subject to the further constraint that (i) no more than 5% of a Fund's assets may be invested in such securities in the aggregate, and (ii) any investments in such securities of one issuer is limited to the greater of 1% of a Fund's total assets or $1 million. A taxable money market fund may hold more than 5% of its assets in the first tier securities of a single issuer three business days.

SECURITIES OF FOREIGN ISSUERS--There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments, the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. Also it may be more difficult to obtain a judgment in a court outside the United States.

SECURITIES LENDING--In order to generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal to at least 102% of the market value of the securities lent. A Fund continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss or rights in the collateral should the borrower of the securities fail financially or become insolvent. A Fund pays lending and other fees in connection with securities loans.

STANDBY COMMITMENTS AND PUTS--Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to a Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. A Fund will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

TIME DEPOSITS--A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

U.S. GOVERNMENT AGENCIES--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), other are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

U.S. TREASURY OBLIGATIONS--Bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will maintain with the Custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary.....................................................................   2
Expense Summary.............................................................   3
The Trust...................................................................   5
Investment Objectives and Policies..........................................   5
Investment Limitations......................................................   6
The Advisor.................................................................   7
The Administrator...........................................................   7

The Shareholder Servicing Agent.............................................   8
The Distributor.............................................................   8
Purchase and Redemption of Shares...........................................   8
Computation of Yield........................................................   9
Taxes.......................................................................   9
General Information.........................................................  11
Description of Permitted Investments........................................  12

                               THE PILLAR FUNDS
                              Fixed Income Funds

Supplement Dated January 2, 1996 to the Class A Prospectus Dated April 30, 1995

The prospectus dated April 30, 1995 relates to the Short-Term Investment, Fixed Income, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Intermediate-Term Government Securities and GNMA Funds. This supplement provides new and additional information beyond that contained in the current prospectus and should be retained and read in conjunction with such prospectus.

The discussion of eligible investors for the Class A shares on the cover page and the fifth sentence in the first paragraph of the section entitled "The Distributor" on page 13 of the prospectus is deleted in its entirety and replaced with the following:

Class A shares of each Fund are offered without distribution fees (i) to institutional investors (including United Jersey Bank, its affiliates and correspondent banks) for the investment of their own funds, (ii) to individuals and institutions (including United Jersey Bank, its affiliates and correspondent banks) for the investment of funds held by such individuals or institutions in a fiduciary, agency, custodial or other representative capacity if such individuals or institutions are able to provide complete shareholder recordkeeping services with respect to shares purchased and held in such capacity, and (iii) any individual who has entered into an Investment Strategy Account Agreement with United Jersey Bank, its affiliates or correspondent banks ("ISA Customers") (persons who own Class A shares of a Fund are referred to herein as "Shareholders").

                               ----------------

The following language is inserted after the second sentence in the section entitled "How do I Purchase and Redeem Shares?" on page 3 and after the first sentence in the second paragraph under the section entitled "Purchase and Redemption of Shares" on page 14 of the prospectus:

With respect to ISA Customers, purchase orders will be effective as of the Business Day received by the Distributor if the Distributor receives the order and payment prior to 4:00 p.m., Eastern time, on such Business Day.

                               ----------------

The third paragraph of the section entitled  "Investment Objectives and Policies
- The Fixed Income Fund" on page 8 of the prospectus is deleted in its entirety and replaced with the following:

The Fund expects to maintain a dollar-weighted average maturity that will not exceed fifteen years.

                               ----------------

The following language is inserted after the last paragraph under the section entitled "Purchase and Redemption of Shares" beginning on page 14 of the prospectus:

Purchase of Shares - ISA Customers

ISA accounts may be opened through United Jersey Bank, its affiliates or correspondent banks (the "Bank"). Subsequent purchases of shares of the Funds may be made through the Bank or directly through the Distributor by mail or by wire. Purchases may not be made by telephone. ISA Customers should contact their Financial Services Advisor ("FSA") for information about opening an account and purchasing shares of the Funds through United Jersey Bank. The Bank may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. In addition, state securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws.

The minimum initial investment in the Trust for ISA Customers is $10,000. All subsequent purchases must be at least $1,000. A purchase order will be effective as of the Business Day received by the Distributor if the Distributor receives the order and payment before 4:00 p.m., Eastern time, on such Business Day.

Direct Purchases - ISA Customers

By Mail - Subsequent purchases of shares may be made at any time by mailing a check (or other negotiable bank draft or money order) to the Distributor. If a check received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred.

By Wire - Subsequent purchases of shares may be made by wire. To buy shares by wire, call the Distributor toll-free at 1-800-932-7782.

Other Information Regarding Purchases - The purchase price is the net asset value per share next computed after the order is effective. No certificates representing shares will be issued.

Redemption of Shares - ISA Customers

The FSA through which ISA Customers may purchase shares is able to assist ISA Customers in effecting the redemption of shares held in Fund accounts through the Distributor. ISA Customers wishing to effect a redemption with the assistance of an FSA should contact the Bank or their FSA for additional information about redemption procedures and cut-off times. Shares may also be redeemed directly through the Distributor by mail, by telephone, by wire, by ACH or through a systematic withdrawal plan.

Direct Redemptions - ISA Customers

By Mail - A written request for redemption must be received by the Distributor in order to constitute a valid request for redemption. The Distributor may require that the signature on the written request be guaranteed by a commercial bank or by a member firm of a domestic stock exchange. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for $5,000 worth of shares or less, (2) the redemption check is payable to the Shareholder(s) of record, and (3) the redemption check is mailed to the Shareholder(s) at the address of record. ISA Customers may also have the proceeds mailed to a commercial bank account previously designated on the Account Application or by written instruction to the Distributor. There is no charge for having redemption requests mailed to a designated bank account.

By Telephone, Wire or ACH - Shares may be redeemed by telephone if ISA Customers elect that option on the Account Application. ISA Customers may have the proceeds mailed to his or her address or wired to a commercial bank account previously designated on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Wire and ACH redemption requests may be made by ISA Customers by calling the Distributor at 1-800-932-7782, who will add a wire redemption charge (presently $10.00) to the amount of the redemption. Accounts may not be closed by telephone.

Neither the Trust nor its transfer agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, ISA Customers attempting to place redemption orders by telephone may wish to consider placing the redemption order by other means.

Systematic Withdrawal Plan (SWP) - The Funds offer a Systematic Withdrawal Plan which may be utilized by ISA Customers who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $10,000 or more. ISA Customers may elect to receive automatic payment by check or ACH of $50 or more on a monthly or quarterly basis. An Optional Services Form may be obtained by contacting the Distributor at 1-800-932-7782.

Other Information Regarding Redemptions - All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption, as described above. Net asset value per share is determined as of 4:00 p.m., Eastern time, on each Business Day. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment in connection with a purchase. In such circumstances, the forwarding of redemption proceeds may be delayed until such payment has been collected. The Funds intend to pay cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

                               ----------------

The following language is inserted after the last paragraph under "General Information - The Trust" on page 18 of the prospectus:

From time to time, the Funds may experience relatively large purchases or redemptions due to asset allocation decisions made by the Advisor for its clients. These transactions may have a material effect on the Funds, since Funds that experience redemptions as a result of reallocations may have to sell portfolio securities and because Funds that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that Funds may be required to sell securities at times when they would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales may also increase transaction costs. The Advisor is committed to minimizing the impact of these transactions on the Funds to the extent it is consistent with pursuing the investment objectives of its asset allocation decisions on the Funds. The Advisor will nevertheless face conflicts in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients and the interests of the Funds.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE PILLAR FUNDS

                        Investment Advisor:
                        UNITED JERSEY BANK INVESTMENT MANAGEMENT DIVISION, A DIVISION OF UNITED JERSEY BANK

THE PILLAR FUNDS (the "Trust") consist of mutual fund portfolios seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to the following fixed income funds (collectively, the "Funds"; individually, a "Fund"):

  .  SHORT-TERM INVESTMENT FUND
  .  FIXED INCOME FUND
  .  NEW JERSEY MUNICIPAL SECURITIES FUND
  .  PENNSYLVANIA MUNICIPAL SECURITIES FUND
  .  INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
  .  GNMA FUND

                                      CLASS A

The Trust's Class A Shares are offered without distribution fees (i) to institutional investors (including United Jersey Bank, its affiliates and correspondent banks) for the investment of their own funds, and (ii) to any individual or institution (including United Jersey Bank, its affiliates and correspondent banks) for the investment of funds held by such individual or institution in a fiduciary, agency, custodial or other representative capacity (but only if such individual or institution is able to provide complete shareholder recordkeeping services with respect to shares purchased and held in such capacity) (persons who own Class A Shares of a Fund are referred to herein as "Shareholders").

 CLASS A SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, ENDORSED OR GUARANTEED BY, ANY BANK (INCLUDING UNITED JERSEY BANK OR ITS AFFILIATES OR CORRESPONDENTS), ANY STATE OR STATE AGENCY, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE U.S. GOVERNMENT OR ANY U.S. GOVERNMENT AGENCY.

 AMOUNTS INVESTED IN THE FUNDS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated April 29, 1995, has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087-1658 or by calling 1-800-932-7782. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

APRIL 30, 1995
CLASS A

                                    SUMMARY

  THE PILLAR FUNDS (THE "TRUST") CONSIST OF OPEN-END MANAGEMENT INVESTMENT COMPANIES WHICH PROVIDE A CONVENIENT WAY TO INVEST IN PROFESSIONALLY MANAGED PORTFOLIOS OF SECURITIES. THE FOLLOWING PROVIDES BASIC INFORMATION ABOUT THE CLASS A SHARES OF THE TRUST'S SHORT-TERM INVESTMENT, FIXED INCOME, NEW JERSEY MUNICIPAL SECURITIES, PENNSYLVANIA MUNICIPAL SECURITIES, INTERMEDIATE-TERM GOVERNMENT SECURITIES AND GNMA FUNDS (COLLECTIVELY, THE "FUNDS"; INDIVIDUALLY, A "FUND").

  What are the Investment Objectives? The investment objectives of the respective Funds are as follows: The Short-Term Investment Fund--a high level of total return, primarily through current income, consistent with preservation of capital; the Fixed Income Fund--a high level of total return, primarily through current income and capital appreciation, consistent with the preservation of capital; the New Jersey Municipal Securities Fund--current income exempt from both federal and New Jersey income tax consistent with preservation of capital; the Pennsylvania Municipal Securities Fund--current income exempt from both federal and Pennsylvania income tax consistent with preservation of capital; the Intermediate-Term Government Securities Fund-- preservation of principal value and a high degree of liquidity while providing current income; and the GNMA Fund--the highest level of current income consistent with preservation of principal and a high degree of liquidity. There is no assurance that a Fund will meet its investment objective. See "Investment Objectives and Policies."

  What are the Permitted Investments? The Short-Term Investment and Fixed Income Funds invest at least 65% of their assets in (i) obligations issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities; (ii) corporate bonds and debentures; (iii) short-term commercial paper; (iv) short-term bank obligations; (v) securities of the government of Canada and its provincial and local governments; (vi) custodial receipts; and (vii) repurchase agreements involving such securities. These securities may include securities issued by foreign issuers which may subject the Funds to risks associated with foreign investments. The remaining 35% of their assets may be invested in non-governmental mortgage-backed and asset backed securities.

  The New Jersey and Pennsylvania Municipal Securities Funds invest at least 80% of assets in municipal obligations which produce interest that, in the opinion of bond counsel for the issuer, is exempt from federal income tax, and at least 65% of assets in obligations which produce interest that is exempt from applicable state income taxes.

  The Intermediate-Term Government Securities Fund invests in obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities.

  The GNMA Fund invests primarily in mortgage pass-through securities, with at least 65% of its total assets generally being invested in instruments issued by the Government National Mortgage Association ("GNMA").

  The investments of the Funds are subject to market and interest rate fluctuations which may affect the value of a Fund's shares. These fluctuations may be greater for the Fixed Income and New Jersey and Pennsylvania Municipal Securities Funds which expect to maintain dollar-weighted average maturities of greater than five years than for the other Funds which expect to maintain dollar-weighted average maturities of less than five years. In addition, the mortgage-backed securities that each of the Funds except the New Jersey and Pennsylvania Municipal Securities Funds may acquire are subject to the risk of prepayment during periods of declining interest rates which may affect the Funds' ability to lock-in longer term rates during such periods. See "Investment Objectives and Policies" and "Description of Permitted Investments."

  Are There Additional Risk Factors for the New Jersey and Pennsylvania Municipal Securities Funds? The concentration of the New Jersey and Pennsylvania Municipal Securities Funds in municipal securities issued primarily by or on behalf of the states of New Jersey and Pennsylvania, respectively, subjects these Funds to special investment risks, such as the possible adverse affects of changes in economic conditions and governmental policies of the states or their underlying governmental units. These Funds will be more susceptible to such factors than a fund which does not have as great a concentration in municipal securities of a single state. See "Additional Risk Factors for New Jersey Municipal Securities" and "Additional Risk Factors for Pennsylvania Municipal Securities."

  Who is the Advisor? United Jersey Bank Investment Management Division, a division of United Jersey Bank, serves as the Advisor of the Trust. See "The Advisor."

  Who is the Administrator? SEI Financial Management serves as the Administrator of the Trust. See "The Administrator."

  Who is the Shareholder Servicing Agent? SEI Financial Management Corporation acts as dividend disbursing agent and shareholder servicing agent for the Trust and as transfer agent for the Trust under a separate agreement. See "The Shareholder Servicing Agent."

  Who is the Distributor? SEI Financial Services Company acts as distributor of the Trust's shares. See "The Distributor."

  How do I Purchase and Redeem Shares? Purchases and redemptions may be made through the Distributor on a day on which both the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Distributor if the Distributor receives an order prior to 4:00 p.m., Eastern time, provided the Custodian receives federal funds before 12:00 noon, Eastern time, on the next Business Day. Redemption orders must be placed prior to 4:00 p.m., Eastern time, on any Business Day for the order to be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase of Shares" and "Redemption of Shares."

  How are Dividends Paid? Each Fund declares dividends of substantially all of its net investment income (exclusive of capital gains) daily and distributes such dividends on or about the first Business Day of the following month. Shares purchased normally begin earning dividends within two Business Days after an order is effective. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the Shareholder elects to take the payment in cash. See "Dividends."

                                EXPENSE SUMMARY

ANNUAL OPERATING EXPENSES                                               CLASS A
(As a percentage of average net assets)

                                            NEW JERSEY PENNSYLVANIA INTERMEDIATE-TERM
                          SHORT-TERM FIXED  MUNICIPAL   MUNICIPAL      GOVERNMENT
                          INVESTMENT INCOME SECURITIES  SECURITIES     SECURITIES     GNMA
                             FUND     FUND     FUND        FUND           FUND        FUND
------------------------------------------------------------------------------------------
Advisory Fees (after fee
 waivers)(1)............     .46%     .50%     .15%        .00%           .45%        .43%
Other Expenses..........     .34%     .30%     .32%        .80%           .35%        .37%
------------------------------------------------------------------------------------------
Total Operating Expenses
 (after fee waivers)(2).     .80%     .80%     .47%        .80%           .80%        .80%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

(1) The Advisor and Administrator have agreed to voluntarily waive a portion of their fees in an amount that operates to limit total operating expenses of Class A of each Fund to not more than .80% of average daily net assets. The Advisor and the Administrator each reserves the right to terminate its fee waiver at any time in its sole discretion.
(2) Absent fee waivers, Advisory Fees would be .60%, Administration Fees for each Fund would be .20% and Total Operating Expenses would be as follows:
    Short-Term Investment Fund .94%, Fixed Income Fund .90%, New Jersey Municipal Securities Fund .97%, Pennsylvania Municipal Securities Fund 1.60%, Intermediate-Term Government Securities Fund .95% and GNMA Fund .97%. Additional Information may be found under "The Advisor," "The Administrator" and "The Distributor."

EXAMPLE

-------------------------------------------------------------------------------

                                                                  1 YR. 3 YRS. 5 YRS. 10 YRS.
---------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000
 investment in a Fund assuming (1) 5% annual return and (2)
 redemption at the end of each time period
  New Jersey Municipal Securities Fund..........................   $ 5   $15    $26     $59
  Other Funds...................................................   $ 8   $26    $44     $99
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Funds. The information set forth in the foregoing table and example relates only to Class A shares. The Trust also offers Class B shares of each Fund which are subject to the same expenses except for a sales load and certain distribution costs. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. Additional information may be found under "The Advisor," "The Administrator" and "The Distributor."

FINANCIAL HIGHLIGHTS                                           THE PILLAR FUNDS

The following information has been audited by Arthur Andersen LLP, the Trust's independent public accountants, as indicated in their report dated February 10, 1995 on the Trust's financial statements as of December 31, 1994 included in the Trust's Statement of Additional Information under "Financial Information." Additional performance information is contained in the 1994 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-932-7782. This table should be read in conjunction with the Trust's financial statements and notes thereto.

For a Class A Share Outstanding Throughout the Period.

                                                                                                      NEW JERSEY
                              SHORT-TERM INVESTMENT                FIXED INCOME                  MUNICIPAL SECURITIES
                                  FUND--CLASS A                    FUND--CLASS A                     FUND--CLASS A
                          -------------------------------  --------------------------------  --------------------------------
                          01/01/94  01/01/93   04/01/92    01/01/94   01/01/93   04/01/92    01/01/94   01/01/93   05/04/92
                             TO        TO          TO         TO         TO          TO         TO         TO          TO
                          12/31/94  12/31/93  12/31/92 (1) 12/31/94   12/31/93  12/31/92 (1) 12/31/94   12/31/93  12/31/92 (2)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period....   $10.01   $ 10.01     $ 10.00     $10.68     $ 10.38    $ 10.00     $10.85    $ 10.29     $ 10.00
------------------------------------------------------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net Investment Income..     0.35      0.29        0.27       0.59        0.61       0.49       0.48       0.50        0.30
 Net Realized and
  Unrealized Gains
  (Loss) on Securities .    (0.04)      --         0.03      (1.18)       0.52       0.44      (0.92)      0.56        0.29
------------------------------------------------------------------------------------------------------------------------------
 Total Income from
  Investment Operations.     0.31      0.29        0.30      (0.59)       1.13       0.93      (0.44)      1.06        0.59
------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
 Dividends from Net
  Investment Income.....    (0.35)    (0.29)      (0.27)     (0.59)      (0.61)     (0.49)     (0.48)     (0.50)      (0.30)
 Distributions from
  Realized Capital Gain.      --        --        (0.02)     (0.06)      (0.22)     (0.06)       --        0.00         --
------------------------------------------------------------------------------------------------------------------------------
 Total Distributions....    (0.35)    (0.29)      (0.29)     (0.65)      (0.83)     (0.55)     (0.48)     (0.50)      (0.30)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................   $ 9.97   $ 10.01     $ 10.01     $ 9.44     $ 10.68    $ 10.38     $ 9.93    $ 10.85     $ 10.29
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return............     3.21%     2.96%       3.47%*    (5.66)%     11.05%     11.60%*    (4.12)%    10.48%       9.01%*
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of
 Period (000)...........  $29,187   $31,337     $30,998    $96,558    $113,892    $89,701    $19,977    $27,064      $9,395
Ratio of Expenses to
 Average Net Assets.....     0.80%     0.80%       0.80%*     0.80%       0.80%      0.80%*     0.27%      0.20%       0.46%*
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)....     0.94%     0.95%       1.01%*     0.90%       0.91%      0.94%*     0.93%      1.00%       1.22%*
Ratio of Net Income to
 Average Net Assets.....     3.51%     2.94%       3.50%*     5.91%       5.59%      6.24%*     4.65%      4.57%       4.56%*
Ratio of Net Income to
 Average Net Assets
 (Excluding Waivers)....     3.37%     2.79%       3.29%*     5.81%       5.48%      6.10%*     3.99%      3.77%       3.80%*
Portfolio Turnover Rate.    68.39%    81.92%      68.15%     15.24%      49.49%     23.86%     16.81%     23.83%       2.23%
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

 * Annualized
(1) The Short-Term Investment and the Fixed Income Funds commenced operations on April 1, 1992. Ratios for this period have been annualized.
(2) The New Jersey Municipal Securities Fund commenced operations on May 4, 1992. Ratios for this period have been annualized.

For a Class A Share Outstanding Throughout the Period.

                                INTERMEDIATE-TERM               PENNSYLVANIA
                              GOVERNMENT SECURITIES         MUNICIPAL SECURITIES           GNMA
                                  FUND--CLASS A                 FUND--CLASS A          FUND--CLASS A
                          --------------------------------- ---------------------- ----------------------
                          01/01/94   01/01/93    04/01/92   01/01/94    05/03/93   01/01/94    05/03/93
                             TO         TO          TO         TO          TO         TO          TO
                          12/31/94   12/31/93  12/31/92 (1) 12/31/94  12/31/93 (2) 12/31/94  12/31/93 (2)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period....   $10.53    $ 10.23     $ 10.00     $10.17     $ 10.00     $ 9.85     $ 10.00
---------------------------------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net Investment Income..     0.51       0.52        0.41       0.36        0.23       0.54        0.34
 Net Realized and
  Unrealized Gains
  (Loss) on Securities..    (1.01)      0.32        0.24      (0.62)       0.17      (1.00)      (0.15)
---------------------------------------------------------------------------------------------------------
 Total Income from
  Investment Operations.    (0.50)      0.84        0.65      (0.26)       0.40      (0.46)       0.19
---------------------------------------------------------------------------------------------------------
Less Distributions:
 Dividends from Net
  Investment Income.....    (0.51)     (0.52)      (0.41)     (0.36)      (0.23)     (0.53)      (0.34)
 Distributions from
  Realized Capital Gain.    (0.01)     (0.02)      (0.01)       --          --       (0.01)        --
---------------------------------------------------------------------------------------------------------
 Total Distributions....    (0.52)     (0.54)      (0.42)     (0.36)      (0.23)     (0.54)      (0.34)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................   $ 9.51    $ 10.53     $ 10.23     $ 9.55     $ 10.17     $ 8.85     $  9.85
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total Return............    (4.85)%     8.32%       7.95%*    (2.58)%      6.01%*    (4.71)%      2.80%*
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Ratios and Supplemental
 Data
Net Assets, End of
 Period (000)...........  $26,277    $34,075     $16,327     $2,734      $2,922     $6,983     $10,900
Ratio of Expenses to
 Average Net Assets.....     0.80%      0.80%       0.80%*     0.80%       0.80%*     0.80%       0.80%*
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)....     0.95%      1.00%       1.11%*     1.61%       1.48%*     0.97%       1.08%*
Ratio of Net Income to
 Average Net Assets.....     5.13%      4.87%       5.30%*     3.67%       3.35%*     5.72%       4.48%*
Ratio of Net Income to
 Average Net Assets
 (Excluding Waivers)....     4.98%      4.67%       4.99%*     2.86%       2.67%*     5.55%       4.20%*
Portfolio Turnover Rate.    40.27%     31.69%      12.38%     38.20%      16.51%    102.77%     252.73%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

 * Annualized.
(1) The Intermediate-Term Government Securities Fund commenced operations on April 1, 1992. Ratios for this period have been annualized.
(2) The Pennsylvania Municipal--Class A Fund and the GNMA--Class A Fund commenced operations on May 3, 1993. Ratios for this period have been annualized.

THE TRUST

THE PILLAR FUNDS (the "Trust") consist of open-end management investment companies that have diversified and non-diversified portfolios. The Trust offers units of beneficial interest ("shares") in one of fifteen separate investment portfolios. Shareholders may purchase shares in each portfolio (except for the U.S. Treasury Securities Plus Money Market Fund) through two separate classes (Class A and Class B) which provide for variations in distribution costs, voting rights and dividends. Except for these differences between classes, each share of each portfolio represents an undivided, proportionate interest in that portfolio. This Prospectus relates to the Class A shares of the Trust's Short-Term Investment, Fixed Income, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Intermediate-Term Government Securities and GNMA Funds (each of these, a "Fund"). Each of the Funds is a diversified mutual fund except for the New Jersey and Pennsylvania Municipal Securities Funds, which are non-diversified mutual funds. Information regarding the Trust's other portfolios and the Class B shares of the Funds is contained in separate prospectuses that may be obtained from the Trust's Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087 or by calling 1-800-932-7782.

SHARES OF THE TRUST ARE NOT DEPOSITS, OBLIGATIONS OR ACCOUNTS (TRUST OR OTHERWISE) OF, OR INSURED, GUARANTEED, SPONSORED OR ENDORSED BY, ANY BANK (INCLUDING UNITED JERSEY BANK OR ITS AFFILIATES OR CORRESPONDENTS), ANY STATE OR STATE AGENCY, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE U.S. GOVERNMENT OR ANY U.S. GOVERNMENT AGENCY.

SHARES OF THE TRUST ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SEE "INVESTMENT OBJECTIVES AND POLICIES -- RISK FACTORS; ADDITIONAL RISK FACTORS FOR NEW JERSEY MUNICIPAL SECURITIES; ADDITIONAL RISK FACTORS FOR PENNSYLVANIA MUNICIPAL SECURITIES."

INVESTMENT OBJECTIVES AND POLICIES

THE SHORT-TERM INVESTMENT FUND

The investment objective of this Fund is to provide a high level of total return, primarily through income, consistent with preservation of capital. There is no assurance that the investment objective will be met. The Fund may not invest in certain securities that may earn a higher return but which are more volatile and riskier than the Fund's permitted investments.

At least 65% of the Fund's assets will be invested in (i) bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system ("U.S. Treasury obligations") (ii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government; (iii) corporate debt obligations rated in one of the three highest rating categories by a nationally recognized statistical ratings organization ("NRSRO") or determined by the Adviser to be of comparable quality at the time of investment; (iv) commercial paper rated in the highest short-term rating category by an NRSRO or determined by the Adviser to be of comparable quality at the time of investment; (v) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; (vi) securities of the government of Canada and its provincial and local governments; (vii) custodial receipts evidencing separately traded interest and principal component parts of U.S. Treasury obligations; and (viii) repurchase agreements involving such securities. Of this amount, the Fund may, for temporary defensive purposes, invest up to 35% of its assets in commercial paper rated in one of the two highest short-term rating categories or determined by the Adviser to be of comparable quality at the time of investment. Securities rated A are considered to be investment grade and of high credit quality. Issues rated A could be more vulnerable to adverse developments than obligations with higher ratings. In addition, the Fund may invest in corporate bonds and debentures and commercial paper issued by foreign issuers.

The remaining 35% of the Fund's assets may be invested in (i) mortgage-backed securities consisting of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories by an NRSRO and which are backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government or its agencies and instrumentalities; and (ii) asset backed securities secured by company receivables, truck and auto loans, leases and credit card receivables rated in one of the top two rating categories by an NRSRO.

The Fund will maintain a dollar-weighted average maturity of three years or less.

THE FIXED INCOME FUND

The investment objective of this Fund is to provide a high level of total return, primarily through current income and capital appreciation, consistent with preservation of capital. There is no assurance that the investment objective will be met. The Fund may not invest in certain securities that may earn a higher return but which are more volatile and riskier than the Fund's permitted investments.

The Fund will be invested in the same investments, and its assets subject to the same restrictions, as the Short-Term Investment Fund, although the actual composition of the two Funds will normally differ substantially due to maturity considerations.

The Fund expects to maintain a dollar-weighted average maturity of fifteen years. The Advisor may vary this maturity substantially in anticipation of a change in the interest rate environment.

THE NEW JERSEY MUNICIPAL SECURITIES FUND

The investment objective of this Fund is to provide current income exempt from both Federal and New Jersey income taxes, consistent with preservation of capital. There is no assurance that the investment objective will be met.

The New Jersey Municipal Securities Fund will invest at least 80% of its net assets in obligations issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest of which, in the opinion of bond counsel for the issuer, is exempt from Federal income tax (collectively, "Municipal Securities"). Under normal circumstances, except where acceptable securities are unavailable as determined by the Advisor, at least 65% of the Fund's assets will be invested in Municipal Securities, the interest of which, in the opinion of bond counsel for the issuer, is exempt from the New Jersey gross income tax ("New Jersey Municipal Securities"). The Fund will primarily purchase (i) municipal bonds rated in one of the three highest rating categories by an NRSRO; (ii) municipal notes rated in one of the two highest rating categories by an NRSRO; (iii) commercial paper rated in one of the two highest short-term rating categories by an NRSRO Moody's Investors Service, Inc. ("Moody's"); (iv) any of the foregoing determined by the Advisor to be of comparable quality at the time of investment; or (v) securities of closed-end investment companies traded on a national securities exchange. Securities rated A are considered to be investment grade and of high credit quality. Issues rated A could be more vulnerable to adverse developments than obligations with higher ratings.

The Fund expects to maintain a dollar-weighted average portfolio maturity of less than fifteen years.

The New Jersey Municipal Securities Fund is a non-diversified investment company which means that more than 5% of its assets may be invested in each of one or more issuers. Since a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers, the value of shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code").

The New Jersey Municipal Securities Fund reserves the right to engage in "put" transactions although it has no present intention to do so. In addition, the Advisor has discretion to invest up to a total of 20% of the Fund's assets in taxable money market instruments (including repurchase agreements) and securities subject to the alternative minimum tax. However, the Fund generally intends to be fully invested in securities exempt from federal income tax.

THE PENNSYLVANIA MUNICIPAL SECURITIES FUND

The investment objective of this Fund is to provide current income exempt from both federal and Pennsylvania income taxes, consistent with preservation of capital. There is no assurance that this investment objective will be met.

At least 80% of the Fund's assets will be invested in Municipal Securities. Under normal circumstances, except, where acceptable securities are unavailable as determined by the Advisor, at least 65% of the Fund's assets will be invested in Municipal Securities, the interest of which, in the opinion of bond counsel for the issuer, is exempt from Pennsylvania income tax. The Portfolio may invest up to 10% of its assets in securities the income tax from which is subject to the alternative minimum tax.

Municipal Securities that the Fund may purchase include (i) municipal bonds which are rated BBB or better by S&P or Baa or better by Moody's at the time of investment or, if not rated, determined by the Advisor to be of comparable quality; (ii) municipal notes which are rated at least SP-1 by S&P or MIG-1 or V-MIG-1 by Moody's at the time of investment or, if not rated, determined by the Advisor to be of comparable quality; and (iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment or, if not rated, determined by the Adviser to be of comparable quality. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics. Municipal obligations owned by the Fund which become less than the prescribed investment quality shall be sold at a time when, in the judgment of the Adviser, it does not substantially impact the market value of the Fund.

The Fund may invest in commitments to purchase such securities on a "when issued" basis, and reserves the right to engage in "put" transactions. The Fund may also purchase other types of tax- exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above. Although permitted to do so, the Fund has no present intention to invest in repurchase agreements or purchase securities subject to the alternative minimum tax.

The Fund expects to maintain a dollar-weighted average portfolio maturity of less than fifteen years.

THE INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

The objective of this Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. There is no assurance that the investment objective will be met.

The Fund will be fully invested in U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by the agencies and instrumentalities of the U.S. Government.

The Fund will maintain a dollar-weighted average maturity of three to ten years. Under normal circumstances, the Advisor anticipates that the Fund's dollar-weighted average maturity will be approximately five years; however; the Advisor may vary this average maturity substantially in anticipation of a change in the interest rate environment.

THE GNMA FUND

The investment objective of this Fund is to provide the highest level of current income consistent with preservation of principal and a high degree of liquidity. There is no assurance that the investment objective will be met.

The Fund invests primarily in mortgage pass-through securities with at least 65% of its total assets generally being invested in instruments issued by GNMA. The balance of the Fund's assets may consist of: (i) U.S. Treasury obligations;
(ii) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; (iii) repurchase agreements involving any of such obligations; and (iv) shares of money market investment companies investing exclusively in such obligations. The Fund intends to maintain a reasonable cash position in money market instruments which meet the foregoing criteria so as to provide a high degree of liquidity.

As a result of portfolio restructuring, the Fund's annual portfolio turnover rate, for the fiscal year ended December 31, 1994, was 275%. Such a turnover rate may result in higher transaction costs and may result in additional taxes for Shareholders. See "Taxes."

GENERAL INVESTMENT POLICIES

For temporary defensive purposes when the Advisor determines that market conditions warrant, each Fund (except the GNMA Fund) may invest up to 100% of its assets in the money market instruments described as permissible investments for the Short-Term Investment Fund and may hold a portion of its assets in cash. For temporary defensive purposes when the Advisor determines that market conditions warrant, the GNMA Fund may invest up to 100% of its assets in those money market instruments which are among its permitted investments. To the extent a Fund is engaged in temporary defensive investments, the Fund will not be pursuing its investment objective.

Each of the Funds except the New Jersey and Pennsylvania Municipal Securities Funds may purchase mortgage-backed securities issued or guaranteed as to payment of principal and interest by the United States government or its agencies or instrumentalities. The Short-Term Investment and Fixed Income Funds may also invest in mortgage-backed securities issued by private issuers rated in one of the two highest rating categories and backed by mortgage pass-throughs issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The principal governmental issuers or guarantors of mortgage-backed securities are GNMA, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). The GNMA Fund may purchase mortgage pass-throughs, notes or debentures directly issued and guaranteed by GNMA, FNMA, FHLMC and Federal Home Loan Banks. Obligations of GNMA are backed by the full faith and credit of the United States Government while obligations of FNMA and FHLMC are supported by the respective agency only. The Funds may purchase mortgage-backed securities that are backed or collateralized by fixed, adjustable or floating rate mortgages.

Each of the Funds may invest in floating or variable rate obligations and may purchase securities on a when-issued basis. In addition, each Fund reserves the right to engage in securities lending but has no present intention to do so.

If after purchase the rating of a security held by a Fund drops below investment quality, such security shall be sold at a time when, in the judgment of the Advisor, it is not in the Fund's interest to continue to hold such security. For a description of each Fund's permitted investments and the ratings listed above, see the "Description of Permitted Investments" and "Description of Ratings" in the Statement of Additional Information.

RISK FACTORS

The market value of each Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund's net asset value.

Mortgage-backed securities are subject to prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying these securities can be expected to accelerate. When the mortgage-backed securities held by a Fund are prepaid, the Fund must reinvest the proceeds in securities, the yield of which reflects prevailing interest rates. Thus, mortgage-backed securities may not be an effective means of locking in long-term interest rates for the Funds.

Investments in securities of foreign issuers may subject the Short-Term Investment and Fixed Income Funds to different risks than those attendant to investments in securities of U.S. issuers, such as differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, and political instability. There may also be less publicly available information with regard to foreign issuers than domestic issuers. In addition, foreign markets may be characterized by less liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets.

ADDITIONAL RISK FACTORS FOR NEW JERSEY MUNICIPAL SECURITIES

New Jersey Municipal Securities are primarily issued by or on behalf of the State of New Jersey, its political subdivisions, agencies and instrumentalities. The concentration in obligations of New Jersey issuers by the New Jersey Municipal Securities Fund subjects the Fund to special investment risks. In particular, changes in economic conditions and governmental policies of the State of New Jersey and its municipalities could adversely affect the value of the Fund and the securities held by it. For a further description of these risks, see "New Jersey Municipal Securities" in the Statement of Additional Information.

ADDITIONAL RISK FACTORS FOR PENNSYLVANIA MUNICIPAL SECURITIES

Under normal conditions the Fund will be fully invested in obligations which produce interest income exempt from Federal income tax and Pennsylvania state income tax. Accordingly, the Fund will have considerable investments in Pennsylvania municipal obligations. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

An investment in the Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Pennsylvania. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. See "Pennsylvania Municipal Securities" in the Statement of Additional Information.

FUND TURNOVER

Under normal circumstances, it is anticipated that the annual portfolio turnover rate for each Fund will not exceed 100%.

INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of each Fund. In addition, it is a fundamental policy of the New Jersey and Pennsylvania Municipal Securities Funds to invest at least 80% of total assets in Municipal Securities. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares.

Each Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; provided, however, that the limitation does not apply to the New Jersey Municipal Securities or Pennsylvania Municipal Securities Funds. This restriction applies to 75% of each Fund's total assets.

2. Purchase any securities which would cause more than 25% of the total assets of any Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities or to investments in tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Make loans, except that a Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

THE ADVISOR

United Jersey Bank Investment Management Division, a division of United Jersey Bank (the "Advisor") serves as the Advisor of the Trust. The Advisor makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program subject to the supervision of, and policies established by, the Trustees of the Trust.

United Jersey Bank, 210 Main Street, Hackensack, NJ 07601, was chartered in 1899 and has been exercising trust powers and managing money since 1916. The Investment Management Division began as a separate operating division of the Bank in 1973. The Bank's investment experts have, on average, over 20 years of experience in investment management. As of December 31, 1994, total assets under management were more than $3 billion.

United Jersey Bank is a wholly-owned subsidiary of UJB Financial Corp., an interstate bank holding company with $15.4 billion in assets and 270 banking offices in New Jersey and Eastern Pennsylvania as of December 31, 1994.

Robert B. Lowe is a Vice President of the Advisor and currently manages the Short-Term Investment, Fixed Income, and GNMA Funds. Mr. Lowe has managed the Short-Term Investment and Fixed Income Funds since their inception in April, 1992. He has managed the GNMA Fund since its inception in May, 1993. Mr. Lowe has investment responsibility for equity and fixed income portfolios in the Princeton Investment Office and joined United Jersey Bank in 1989.

Effective September 30, 1994, Randolph E. Lestyk serves as portfolio manager for the Pennsylvania Municipal Securities Fund. Mr. Lestyk is a Vice President and Regional Manager of the Advisor. Mr. Lestyk manages the investment function in Pennsylvania and has responsibility for both equity and fixed income portfolios. Prior to joining United Jersey Bank in January, 1994, Mr. Lestyk was involved in equity and fixed income investing at several financial institutions, serving as Director of Fixed Income Investing, Head of Trust Investments, and most recently as Senior Vice President and Chief Investment Officer of a major insurance company in Pennsylvania.

Charlene P. Palmer is a Vice President of the Advisor and has managed the New Jersey Municipal Securities Fund since its inception in May, 1992. Mrs. Palmer's experience has emphasized tax-exempt bonds. She joined United Jersey Bank in 1981.

Frances M. Tendall is a Vice President and Regional Manager (Princeton) of the Advisor. Mrs. Tendall has managed the Intermediate-Term Government Securities Fund since its inception in April, 1992 and co-manages the U.S. Treasury Securities Money

Market Fund. Mrs. Tendall joined United Jersey Bank in 1982 and is currently responsible for managing both equity and fixed income portfolios.

The Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .60% of the average daily net assets of each Fund. The Advisor has voluntarily agreed to waive all or a portion of its fees in order to limit the operating expenses of Class A of each Fund to .80%. For the fiscal year ended December 31, 1994, each Fund paid the Adviser the following advisory fee (shown as a percentage of its average daily net assets): Short-Term Investment Fund, .46%; Fixed Income Fund, .50%; New Jersey Municipal Securities Fund, .15%; Pennsylvania Municipal Securities Fund, .00%; Intermediate-Term Government Securities Fund, .45%; and GNMA Fund, .43%. The Advisor reserves the right to terminate its fee waiver at any time in its sole discretion.

United Jersey Bank has also entered into a Custodian Agreement with the Trust, under which it will provide all securities safekeeping services as required by the Funds and the Investment Company Act of 1940, as amended. The Trust pays United Jersey Bank (referred to herein in its custodial capacity as the "Custodian") a custodian fee, which is calculated daily and paid monthly, at an annual rate of .025% of the average daily net assets of each Fund.

The Glass-Steagall Act restricts the securities activities of banks such as United Jersey Bank, but federal regulatory authorities permit such banks to provide investment advisory and other services to mutual funds. Should this position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), serves as the Administrator of the Trust. The Administrator provides the Trust with administrative services, other than investment advisory services, including regulatory reporting, all necessary office space, equipment, personnel and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Administrator has agreed to waive all or a portion of its fees in order to limit the total operating expenses of Class A of the New Jersey Municipal Securities Fund and the Pennsylvania Municipal Securities Fund to
 .80%. The Administrator reserves the right to terminate its fee waiver at any time in its sole discretion.

THE SHAREHOLDER SERVICING AGENT

SEI Financial Management Corporation acts as the dividend dispursing agent and shareholder servicing agent for the Trust. SEI Financial Management Corporation also acts as the transfer agent for the Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, acts as the Distributor for the Trust. No compensation is paid to the Distributor for distribution services for the Class A shares of any Fund. Class B shares of each Fund bear the costs of their distribution expenses and related service fees at the annual rate of up to .25% of the average daily net assets of the Fund. In addition, a maximum sales charge of 4% is imposed on the sale of Class B shares of the Fixed Income and Intermediate-Term Government Securities Funds, 3% on the sale of Class B shares of the GNMA Fund, and 1% on Class B shares of the Short-Term Investment, New Jersey Municipal Securities and Pennsylvania Municipal Securities Funds. Class A shares of each Fund are offered without distribution fees (i) to institutional investors (including United Jersey Bank, its affiliates and correspondent banks) for the investment of their own funds, and (ii) to individuals and institutions (including United Jersey Bank, its affiliates and correspondent banks) but (A) only for the investment of funds held by such individuals or institutions in a fiduciary, agency, custodial or other representative capacity, and (B) only if such individuals or institutions are able to provide complete shareholder recordkeeping services with respect to shares purchased and held in such capacity.

Class B shares of each Fund are offered to all persons. Consequently, it is possible that individuals or institutions may offer different classes of shares to their customers and thus receive different compensation with respect to different classes of shares. In addition, individuals or institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. The Funds may also execute brokerage or other agency transactions through an affiliate of the Advisor or through the Distributor for which the affiliate or the Distributor receives compensation.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of each Fund may be made on any Business Day. State securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws.

A purchase order will be effective as of the Business Day received by the Distributor if the Distributor receives the order before 4:00 p.m., Eastern time, provided the Custodian receives Federal funds before 12:00 noon, Eastern time, on the next Business Day. However, an order may be cancelled if the Custodian does not receive Federal Funds before 12:00 noon, Eastern time, on the next Business Day, and the investor could be liable for any fees or expenses incurred by the Trust. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow time for processing and transmittal of these orders to the Distributor for effectiveness the same day. The purchase price of shares of each Fund is the net asset value next determined after a purchase order is effective. The net asset value per share of each Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. A Fund may use a pricing service to provide market quotations. A pricing service may use a matrix system of valuation to value fixed income securities which considers factors such as securities prices, yield features, ratings and developments related to a specific security. Net asset value per share is determined as of 4:00 p.m., Eastern time, on each Business Day. Purchases will be made in full and fractional shares of the Trust calculated to three decimal places.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or its Shareholders to accept such order.

Shareholders who desire to redeem shares of the Fund must place their redemption orders prior to 4:00 p.m. Eastern time, on any Business Day, for the order to be effective on that Business Day. The redemption price of shares is the net asset value of the Fund next determined after the redemption order is effective. Payment on redemption will be made as promptly as possible and, in any event, within seven Business Days after the redemption order is effective.

The Funds intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

PERFORMANCE

From time to time, the Funds may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30 day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over one year and is shown as a percentage of the investment.

The total return of a Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The New Jersey and Pennsylvania Municipal Securities Funds may also advertise a "tax-equivalent yield", which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the respective Fund's yield, assuming certain tax brackets for a Shareholder.

The advertised performance on Class A shares will normally be higher than for Class B shares because Class A shares are not subject to distribution expenses charged to Class B shares. The actual return to a Shareholder on Class A shares may be reduced by any administrative or management charges that may be imposed by individuals or institutions on their customers for account services. The actual return to Shareholders on Class B shares will be reduced by the amount of any sales load paid on Class B shares.

A Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical) or financial and business publications and periodicals, of broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Fund may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Funds or their Shareholders. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify for the special tax treatment afforded RICs under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares and will not qualify for the dividends-received deduction otherwise available to corporate shareholders. Any net capital gains will be distributed annually and distributions of net capital gains will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares. Capital gains distributions also will not qualify for the dividends-received deduction. Each Fund will make annual reports to Shareholders of the federal income tax status of all distributions.

Certain securities purchased by the Funds (such as STRIPS, TRs, TIGRs and CATS, defined under "Description of Permitted Investments") are sold at original issue discount and thus do not make periodic cash interest payments. A Fund will be required to include as part of its current income the accreted interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its Shareholders, the Fund may have to sell portfolio securities to distribute such accreted income, which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss.

Interest received on direct U.S. Government obligations that is exempt from tax at the state level when received directly may be exempt, depending on the state, when received by a Shareholder from a Fund provided certain conditions are satisfied. Each Fund will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular states.

Dividends declared by a Fund in October, November or December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholders on the last day of that month if paid by the Fund at any time during the following January.

Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Sale, exchange or redemption of Fund shares is a taxable event to a Shareholder.

Income derived by a Fund from obligations of foreign issuers may be subject to foreign withholding taxes. The Fund will not be able to elect to treat Shareholders as having paid their proportionate share of such foreign taxes.

ADDITIONAL CONSIDERATIONS FOR THE NEW JERSEY MUNICIPAL SECURITIES AND PENNSYLVANIA MUNICIPAL SECURITIES FUNDS

The New Jersey and Pennsylvania Municipal Securities Funds will each distribute all of their net investment income (including net short-term capital gain) to their respective Shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets consist of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its Shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a Shareholder's gross income for federal income tax purposes, but may have alternative minimum tax consequences. See the Statement of Additional Information.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of a Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends".

Interest on indebtedness incurred or continued by a Shareholder in order to purchase or carry shares of the New Jersey and Pennsylvania Municipal Securities Funds is not deductible for federal income tax purposes. Furthermore, the Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development private activity bonds. Such persons should consult their tax advisers before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facility financed from the proceeds of such bonds.

NEW JERSEY TAX CONSIDERATIONS

Investors of the New Jersey Municipal Securities Fund will not be subject to the New Jersey Gross Income Tax on distributions from the Fund attributable to interest income from (and net gain, if any, from the disposition of) New Jersey Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities ("Federal Securities") held by the Fund, either when received by the Fund or when credited or distributed to the investors, provided that the Fund meets the requirements for a qualified investment fund by: 1) maintaining its registration as a registered investment company with the Securities and Exchange Commission; 2) investing at least 80% of the aggregate principal amount of the Fund's investments, excluding financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Code, cash and cash items, which cash items shall include receivables, in New Jersey Municipal Securities or Federal Securities at the close of each quarter of the tax year; 3) investing 100% of its assets in interest-bearing obligations, discount obligations, cash and cash items, including receivables including financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, discount obligations or bond indexes related thereto; and 4) complying with certain continuing reporting requirements.

For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey Municipal Securities and federal Securities, and distributions from net realized capital gains in respect of such investments, will be taxable.

Gain on the disposition of Shares is not subject to New Jersey Gross Income Tax, provided that the Fund meets the requirements for a qualified investment fund set forth above.

PENNSYLVANIA TAX CONSIDERATIONS

For purposes of the Pennsylvania Personal Income Tax and the Philadelphia School District Investment Net Income Tax, distributions which are attributable to interest received by the Pennsylvania Municipal Securities Fund from its investments in Pennsylvania Municipal Securities or Federal Securities are not taxable. Distributions by the Fund to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania Personal Income Tax and (for residents of Philadelphia) to the Philadelphia School District Investment Net Income Tax.

Distributions paid by the Fund which are excludable as exempt income for federal tax purposes are not subject to the Pennsylvania corporate net income tax. An additional deduction from Pennsylvania taxable income is permitted for the amount of distributions paid by the Fund attributable to interest received by the Fund from its investments in Pennsylvania Municipal Securities and Federal Securities to the extent included in federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including expenses deducted on the federal income tax return that would not have been allowed under the Code if the interest were exempt from federal income tax. Distributions by the Fund attributable to most other sources may be subject to the Pennsylvania corporate net income tax. It is the current position of the Pennsylvania Department of Revenue that Fund shares are considered exempt assets (with a pro rata exclusion based on the value of the Fund attributable to its investments in Pennsylvania Municipal Securities and Federal Securities for purposes of determining a corporation's capital stock value subject to the Commonwealth's capital stock or franchise tax.

Shares purchased as an investment in the Pennsylvania Municipal Securities Fund are exempt from Pennsylvania county personal property taxes and (as to residents of Pittsburgh) from personal property taxes imposed by the City of Pittsburgh and the School District of Pittsburgh to the extent that the Fund's investments consist of obligations which are themselves exempt from taxation in Pennsylvania.

The Fund intends to invest primarily in obligations which produce interest exempt from federal and Pennsylvania taxes. If the Fund invests in obligations that are not exempt for Pennsylvania purposes but are exempt for federal purposes, a portion of the Fund's distributions will be subject to Pennsylvania personal income tax.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated September 9, 1991. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each Fund. In addition to the Portfolios, the Trust consists of the following portfolios:
U.S. Treasury Securities Money Market Fund, U.S. Treasury Securities Plus Money Market Fund, Prime Obligation Money Market Fund, Tax-Exempt Money Market Fund, Equity Value Fund, Equity Income Fund, Mid Cap Value Fund, Balanced Growth Fund and International Growth Fund. All consideration by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by a board of trustees (the "Trustees") under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

Each share held entitles a Shareholder of record to one vote. The Shareholders of each Fund or class will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to The Pillar Funds, P.O. Box 239, Wayne, PA 19087-0239.

DIVIDENDS

Each Fund declares dividends of
substantially all of its net investment income (exclusive of capital gains) daily and distributes such dividends on or about the first Business Day of the following month. Shares purchased begin earning dividends on the Business Day after payment is received by the Custodian. Normally, this will occur within two Business Days after the order is effective. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the distribution.

Dividends and distributions of each Fund are paid on a per-share basis. The amount of dividends payable on Class A shares will be more than the dividends payable on the Class B shares because of the distribution expenses charged to Class B shares.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain of the permitted investments for the
Funds:

ASSET-BACKED SECURITIES--Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

BANKERS' ACCEPTANCE--A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER--The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

DERIVATIVES--Derivatives are securities that derive their value from other securities. The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (CMOs, REMICs, IOs and POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., Receipts and STRIPs), and privately issued stripped securities (e.g., TGRs, TRs and CATS). See elsewhere in this "Description of Permitted Investments" for discussions of these various instruments, and see "Investment Objectives and Policies" for more information about any investment policies and limitations applicable to their use.

MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Private Pass-Through Securities: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

Collateralized Mortgage Obligations ("CMOs"): CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICs: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

Parallel Pay Securities; PAC Bonds: Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

REITs: REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The value of interests in REITs may be affected by the value of the property owned or the quality of the mortgages held by the trust.

Stripped Mortgage-Backed Securities ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities can experience wide swings in value in response to changes in interest rates and associated mortgage prepayment rates. During times when interest rates are experiencing fluctuations, such securities can be difficult to price on a consistent basis. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Risk Factors: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a toll bridge, for example.) Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds.

STANDBY COMMITMENTS AND PUTS--Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to a Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium will have the effect of reducing the yield otherwise payable on the underlying security. A Fund will limit standby commitment or put transactions to institutions believed to present minimal credit risk.

RECEIPTS--Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

TIME DEPOSITS--A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

U.S. GOVERNMENT AGENCIES--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

U.S. TREASURY OBLIGATIONS--Bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

VARIABLE OR FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES (EQUITY AND DEBT SECURITIES)--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment.

A Fund will maintain with the Custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate, if any, realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. Debt and equity securities are subject to market fluctuation and it is possible that the market value at the time of settlement could be higher or lower than the purchase price. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary.....................................................................   2
Expense Summary.............................................................   4
Financial Highlights........................................................   5
The Trust...................................................................   7
Investment Objectives and Policies..........................................   7
Investment Limitations......................................................  11
The Advisor.................................................................  12
The Administrator...........................................................  13

The Shareholder Servicing Agent.............................................  13
The Distributor.............................................................  13
Purchase and Redemption of Shares...........................................  14
Performance.................................................................  14
Taxes.......................................................................  15
General Information.........................................................  18
Description of Permitted Investments........................................  19

                               THE PILLAR FUNDS
                                  Stock Funds

Supplement Dated January 2, 1996 to the Class A Prospectus Dated April 30, 1995

The prospectus dated April 30, 1995 relates to the Equity Value, Equity Income, Mid Cap Value, Balanced Growth and International Growth Funds. This supplement provides new and additional information beyond that contained in the current prospectus and should be retained and read in conjunction with such prospectus.

The discussion of eligible investors for the Class A shares on the cover page and the fifth sentence in the first paragraph of the section entitled "The Distributor" on page 14 of the prospectus is deleted in its entirety and replaced with the following:

Class A shares of each Fund are offered without distribution fees (i) to institutional investors (including United Jersey Bank, its affiliates and correspondent banks) for the investment of their own funds, (ii) to individuals and institutions (including United Jersey Bank, its affiliates and correspondent banks) for the investment of funds held by such individuals or institutions in a fiduciary, agency, custodial or other representative capacity if such individuals or institutions are able to provide complete shareholder recordkeeping services with respect to shares purchased and held in such capacity, and (iii) any individual who has entered into an Investment Strategy Account Agreement with United Jersey Bank, its affiliates or correspondent banks ("ISA Customers") (persons who own Class A shares of a Fund are referred to herein as "Shareholders").

                               ----------------

The following language is inserted after the third sentence in the section entitled "How do I Purchase and Redeem Shares?" on page 2 and after the second sentence in the second paragraph under the section entitled "Purchase and Redemption of Shares" on page 14 of the prospectus:

With respect to ISA Customers, purchase orders will be effective as of the Business Day received by the Distributor if the Distributor receives the order and payment prior to 4:00 p.m., Eastern time, on such Business Day.

                               ----------------

The following language is inserted after the last paragraph under the section entitled "Purchase and Redemption of Shares" beginning on page 14 of the prospectus:

Purchase of Shares - ISA Customers

ISA accounts may be opened through United Jersey Bank, its affiliates or correspondent banks (the "Bank"). Subsequent purchases of shares of the Funds may be made through the Bank or directly through the Distributor by mail or by wire. Purchases may not be made by telephone. ISA Customers should contact their Financial Services Advisor ("FSA") for information about opening an account and purchasing shares of the Funds through United Jersey Bank. The Bank may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. In addition, state securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws.

The minimum initial investment in the Trust for ISA Customers is $10,000. All subsequent purchases must be at least $1,000. A purchase order will be effective as of the Business Day received by the Distributor if the Distributor receives the order and payment before 4:00 p.m., Eastern time, on such Business Day.

Direct Purchases - ISA Customers

By Mail - Subsequent purchases of shares may be made at any time by mailing a check (or other negotiable bank draft or money order) to the Distributor. If a check received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred.

By Wire - Subsequent purchases of shares may be made by wire. To buy shares by wire, call the Distributor toll-free at 1-800-932-7782.

Other Information Regarding Purchases - The purchase price is the net asset value per share next computed after the order is effective. No certificates representing shares will be issued.

Redemption of Shares - ISA Customers

The FSA through which ISA Customers may purchase shares is able to assist ISA Customers in effecting the redemption of shares held in Fund accounts through the Distributor. ISA Customers wishing to effect a redemption with the assistance of an FSA should contact the Bank or their FSA for additional information about redemption procedures and cut-off times. Shares may also be redeemed directly through the Distributor by mail, by telephone, by wire, by ACH or through a systematic withdrawal plan.

Direct Redemptions - ISA Customers

By Mail - A written request for redemption must be received by the Distributor in order to constitute a valid request for redemption. The Distributor may require that the signature on the written request be guaranteed by a commercial bank or by a member firm of a domestic stock exchange. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for $5,000 worth of shares or less, (2) the redemption check is payable to the Shareholder(s) of record, and (3) the redemption check is mailed to the Shareholder(s) at the address of record. ISA Customers may also have the proceeds mailed to a commercial bank account previously designated on the Account Application or by written instruction to the Distributor. There is no charge for having redemption requests mailed to a designated bank account.

By Telephone, Wire or ACH - Shares may be redeemed by telephone if ISA Customers elect that option on the Account Application. ISA Customers may have the proceeds mailed to his or her address or wired to a commercial bank account previously designated on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Wire and ACH redemption requests may be made by ISA Customers by calling the Distributor at 1-800-932-7782, who will add a wire redemption charge (presently $10.00) to the amount of the redemption. Accounts may not be closed by telephone.

Neither the Trust nor its transfer agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and its transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, ISA Customers attempting to place redemption orders by telephone may wish to consider placing the redemption order by other means.

Systematic Withdrawal Plan (SWP) - The Funds offer a Systematic Withdrawal Plan which may be utilized by ISA Customers who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $10,000 or more. ISA Customers may elect to receive automatic payment by check or ACH of $50 or more on a monthly or quarterly basis. An Optional Services Form may be obtained by contacting the Distributor at 1-800-932-7782.

Other Information Regarding Redemptions - All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption, as described above. Net asset value per share is determined as of 4:00 p.m., Eastern time, on each Business Day. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment in connection with a purchase. In such circumstances, the forwarding of redemption proceeds may be delayed until such payment has been collected. The Funds intend to pay cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

                               ----------------

The following language is inserted after the last paragraph under "General Information - The Trust" on page 16 of the prospectus:

From time to time, the Funds may experience relatively large purchases or redemptions due to asset allocation decisions made by the Advisor for its clients. These transactions may have a material effect on the Funds, since Funds that experience redemptions as a result of reallocations may have to sell portfolio securities and because Funds that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that Funds may be required to sell securities at times when they would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales may also increase transaction costs. The Advisor is committed to minimizing the impact of these transactions on the Funds to the extent it is consistent with pursuing the investment objectives of its asset allocation decisions on the Funds. The Advisor will nevertheless face conflicts in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients and the interests of the Funds.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE PILLAR FUNDS

                        Investment Advisor:
                        UNITED JERSEY BANK INVESTMENT MANAGEMENT DIVISION, A DIVISION OF UNITED JERSEY BANK

THE PILLAR FUNDS (the "Trust") consist of mutual fund portfolios seeking to provide a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to the following equity and balanced funds (collectively, the "Funds"; individually, a "Fund"):

  .  EQUITY VALUE FUND
  .  EQUITY INCOME FUND
  .  MID CAP VALUE FUND
  .  BALANCED GROWTH FUND
  .  INTERNATIONAL GROWTH FUND

                                    CLASS A

The Trust's Class A Shares are offered without distribution fees (i) to institutional investors (including United Jersey Bank, its affiliates and correspondent banks) for the investment of their own funds, and (ii) to any individual or institution (including United Jersey Bank, its affiliates and correspondent banks) for the investment of funds held by such individual or institution in a fiduciary, agency, custodial or other representative capacity (but only if such individual or institution is able to provide complete shareholder recordkeeping services with respect to shares purchased and held in such capacity) (persons who own Class A shares of a Fund are referred to herein as "Shareholders").

 CLASS A SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, ENDORSED OR GUARANTEED BY, ANY BANK (INCLUDING UNITED JERSEY BANK OR ITS AFFILIATES OR CORRESPONDENTS), ANY STATE OR STATE AGENCY, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE U.S. GOVERNMENT OR ANY U.S. GOVERNMENT AGENCY.

 AMOUNTS INVESTED IN THE FUNDS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated April 29, 1995, has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087-1658 or by calling 1-800-932-7782. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

APRIL 30, 1995
CLASS A

                                    SUMMARY

  THE PILLAR FUNDS (THE "TRUST") CONSIST OF OPEN-END MANAGEMENT INVESTMENT COMPANIES WHICH PROVIDE A CONVENIENT WAY TO INVEST IN PROFESSIONALLY MANAGED PORTFOLIOS OF SECURITIES. THE FOLLOWING PROVIDES BASIC INFORMATION ABOUT THE CLASS A SHARES OF THE TRUST'S EQUITY VALUE FUND, EQUITY INCOME FUND, MID CAP VALUE FUND, BALANCED GROWTH FUND AND INTERNATIONAL GROWTH FUND (COLLECTIVELY, THE "FUNDS"; INDIVIDUALLY, A "FUND").

  What are the Investment Objectives? The investment objectives of the respective Funds are as follows: the Equity Value and Mid Cap Value Funds-- growth of both capital and income; the Equity Income Fund--growth of capital consistent with an emphasis on current income; the Balanced Growth Fund--growth of capital consistent with current income; and the International Growth Fund-- long-term capital growth. There is no assurance that a Fund will meet its investment objective. See "Investment Objectives and Policies."

  What are the Permitted Investments? The Equity Value, Equity Income and Mid Cap Value Funds each invest in equity securities; (iii) securities convertible into common stocks; and (iv) American Depositary Receipts ("ADRs"). The Balanced Growth Fund invests in the securities described above and certain fixed income and money market securities. The International Growth Fund invests primarily in equity securities of non-U.S. issuers consisting of (i) common stocks; (ii) warrants to purchase common stocks; (iii) debt securities and preferred stocks convertible into common stocks; and (iv) ADRs, European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"). The International Growth Fund may also invest in foreign government debt securities. Because securities fluctuate in value, the shares of each Fund will also fluctuate in value. The Mid Cap Value Fund may experience greater fluctuation because it will invest primarily in small to medium capitalization companies. In addition, the value of shares of the Balanced Growth and International Growth Funds are subject to market and interest rate fluctuations that affect the value of their fixed income investments. The International Growth Fund is non-diversified and may, therefore, concentrate its portfolio investments in a relatively small number of issuers and may, as a result, be subject to greater risk with respect to its portfolio securities. The International Growth Fund may also invest in options, futures and currency transactions. The Funds' investments in securities of foreign issuers will subject the Funds to risks associated with foreign investments. See "Investment Objectives and Policies" and "Description of Permitted Investments."

  Who are the Advisor and Sub-Advisor? United Jersey Bank Investment Management Division, a division of United Jersey Bank, serves as the Advisor of the Trust. Wellington Management Company serves as the Sub-Advisor for the International Growth Fund. The Advisor and Sub-Advisor each reserves the right to terminate its fee waiver at any time in its sole discretion. See "The Advisor" and "The Sub-Advisor."

  Who is the Administrator? SEI Financial Management Corporation serves as the Administrator of the Trust. See "The Administrator."

  Who is the Shareholder Servicing Agent? SEI Financial Management Corporation acts as dividend disbursing agent and shareholder servicing agent for the Trust and as transfer agent for the Trust. See "The Shareholder Servicing Agent."

  Who is the Distributor? SEI Financial Services Company acts as distributor of the Trust's shares. See "The Distributor."

  How do I Purchase and Redeem Shares? Purchases and redemptions may be made through the Distributor on a day on which both the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Distributor if the Distributor receives an order prior to 4:00 p.m., Eastern time. However, an order may be cancelled if the Custodian does not receive federal funds before 12:00 noon, Eastern time, on the next Business Day. Redemption orders must be placed prior to 4:00 p.m., Eastern time, on any Business Day for the order to be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase and Redemption of Shares."

  How are Dividends Paid? Substantially all of the net investment income (exclusive of capital gains) of the Equity Value, Equity Income, Mid Cap Value and Balanced Growth Funds is distributed in the form of quarterly dividends to Shareholders of record on the next to last Business Day of each quarter and is periodically declared and paid as a dividend to Shareholders of record for the International Growth Fund. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the Shareholder elects to take the payment in cash. See "Dividends."

                                EXPENSE SUMMARY

ANNUAL OPERATING EXPENSES                                               CLASS A
(As a percentage of average net assets)

                                   EQUITY EQUITY MID CAP BALANCED
                                   VALUE  INCOME  VALUE   GROWTH  INTERNATIONAL
                                    FUND   FUND   FUND     FUND    GROWTH FUND
-------------------------------------------------------------------------------
Advisory Fees (after fee waiv-
 ers)(1)..........................  .49%   .47%   .47%     .46%        .90%
Other Expenses(2).................  .31%   .33%   .33%     .34%        .60%
-------------------------------------------------------------------------------
Total Operating Expenses (after
 fee waivers)(3)..................  .80%   .80%   .80%     .80%       1.50%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

(1) The Advisor has agreed to voluntarily waive a portion of its fees in an amount that operates to limit total operating expenses of Class A of the Equity Value, Equity Income, Mid Cap Value and Balanced Growth Funds to not more than .80% of average daily net assets; and the Adviser and Sub-Adviser have voluntarily agreed to waive a portion of their fees in an amount that operates to limit total operating expenses of Class A of the International Growth Fund to not more than 1.50% of average daily net assets. The Advisor and Sub-Advisor each reserves the right to terminate its fee waiver at any time in its sole discretion.
(2) Other Expenses for the International Growth Fund are based on estimated amounts for the current fiscal year.
(3) Absent fee waivers for the Equity Value, Equity Income, Mid Cap Value, Balanced Growth and International Growth Funds, Advisory Fees would be .75% for the Equity Value, Equity Income, Mid Cap Value and Balanced Growth Funds and 1.00% for the International Growth Fund, and Total Operating Expenses would be 1.06%, 1.08%, 1.08%, 1.09% and 1.60%, respectively, of such Funds' average daily net assets. Additional information may be found under "The Advisor," "The Sub-Advisor," "The Administrator" and "The Distributor."

EXAMPLE
-------------------------------------------------------------------------------

                                                   1 YR. 3 YRS. 5 YRS. 10 YRS.
------------------------------------------------------------------------------
An investor in a Fund would pay the following
 expenses on a $1,000 investment assuming (1) 5%
 annual return and (2) redemption at the end of
 each time period:
 Equity Value, Equity Income, Mid Cap Value and
  Balanced Growth Funds...........................  $ 8   $26    $44     $99
 International Growth Fund........................  $15   $47     --      --
------------------------------------------------------------------------------
------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Funds. The information set forth in the foregoing table and example relates only to Class A shares. The Trust also offers Class B shares of each Fund which are subject to the same expenses except for a sales load and certain distribution costs. Financial institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. Additional information may be found under "The Advisor," "The Sub-Advisor," "The Administrator" and "The Distributor."

FINANCIAL HIGHLIGHTS                                           THE PILLAR FUNDS

The following information has been audited by Arthur Andersen LLP, the Trust's independent public accountants, as indicated in their report dated February 10, 1995 on the Trust's financial statements as of December 31, 1994 included in the Trust's Statement of Additional Information under "Financial Information." Additional performance information is contained in the 1994 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-932-7782. This table should be read in conjunction with the Trust's financial statements and notes thereto. The International Growth Fund had not commenced operations as of December 31, 1994.

For a Class A Share Outstanding Throughout the Periods Indicated

                                   EQUITY VALUE                     EQUITY INCOME
                                FUND--CLASS A (1)                   FUND--CLASS A
                          --------------------------------- ---------------------------------
                          01/01/94   01/01/93    04/01/92   01/01/94   01/01/93    04/01/92
                             TO         TO          TO         TO         TO          TO
                          12/31/94   12/31/93  12/31/92 (2) 12/31/94   12/31/93  12/31/92 (2)
---------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period....  $ 11.10    $ 10.64     $ 10.00    $ 11.17    $ 10.72     $ 10.00
---------------------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net Investment Income..     0.17       0.18        0.14       0.24       0.29        0.22
 Net Realized and
  Unrealized Gains
  (Loss) on Securities .    (0.83)      0.46        0.64      (0.81)      0.80        0.72
---------------------------------------------------------------------------------------------
Total Income from
 Investment Operations..    (0.66)      0.64        0.78      (0.57)      1.09        0.94
---------------------------------------------------------------------------------------------
Less Distributions:
 Dividends from Net
  Investment Income.....    (0.17)     (0.18)      (0.14)     (0.24)     (0.29)      (0.22)
 Distributions from
  Realized Capital Gain.    (0.08)       --          --       (0.10)     (0.35)        --
---------------------------------------------------------------------------------------------
Total Distributions.....    (0.25)     (0.18)      (0.14)     (0.34)     (0.64)      (0.22)
---------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................  $ 10.19    $ 11.10     $ 10.64    $ 10.26    $ 11.17     $ 10.72
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Total Return............    (5.61)%     6.12%      10.51%*    (4.42)%    10.27%      12.72%*
---------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of
 Period (000)...........  $61,407    $67,383     $62,116    $34,514    $38,237     $32,538
Ratio of Expenses to
 Average Net Assets.....     0.80%      0.80%       0.80%*     0.80%      0.80%       0.80%*
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)....     1.06%      1.07%       1.10%*     1.08%      1.10%       1.14%*
Ratio of Net Income to
 Average Net Assets.....     1.92%      1.74%       1.82%*     2.96%      2.65%       2.88%*
Ratio of Net Income to
 Average Net Assets
 (Excluding Waivers)....     1.66%      1.47%       1.52%*     2.68%      2.35%       2.54%*
Portfolio Turnover Rate.    44.98%     89.91%      45.68%     37.76%     89.89%      58.41%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

 * Annualized
(1) In March 1995, the Equity Growth Fund changed its name to Equity Value Fund and the Equity Aggressive Growth Fund changed its name to Mid Cap Value Fund.
(2) The Equity Value Fund, the Equity Income Fund, the Mid Cap Value Fund and the Balanced Growth Fund commenced operations on April 1, 1992. Ratios for this period have been annualized.

                                  MID CAP VALUE                    BALANCED GROWTH
                                FUND--CLASS A (1)                   FUND--CLASS A
                          --------------------------------- ---------------------------------
                          01/01/94   01/01/93    04/01/92   01/01/94   01/01/93    04/01/92
                             TO         TO          TO         TO         TO          TO
                          12/31/94   12/31/93  12/31/92 (2) 12/31/94   12/31/93  12/31/92 (2)
---------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period....  $ 12.32    $  10.99    $ 10.00    $ 10.78    $ 10.35     $ 10.00
---------------------------------------------------------------------------------------------
Income from Investment
 Operations:
 Net Investment Income..     0.10        0.11       0.07       0.29       0.38        0.29
 Net Realized and
  Unrealized Gains
  (Loss) on Securities .    (1.27)       1.33       0.99      (0.87)      0.43        0.34
---------------------------------------------------------------------------------------------
Total Income from
 Investment Operations..    (1.17)       1.44       1.06      (0.58)      0.81        0.63
---------------------------------------------------------------------------------------------
Less Distributions:
 Dividends from Net
  Investment Income.....    (0.10)      (0.11)     (0.07)     (0.29)     (0.38)      (0.28)
 Distributions from
  Realized Capital Gain.    (0.22)        --         --         --         --          --
---------------------------------------------------------------------------------------------
Total Distributions.....    (0.32)      (0.11)     (0.07)     (0.29)     (0.38)      (0.28)
---------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.................  $ 10.83    $  12.32    $ 10.99    $  9.91    $ 10.78     $ 10.35
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Total Return............    (9.34)%     13.22%     14.30%*    (4.61)%     7.89%       8.53%*
---------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL
 DATA
Net Assets, End of
 Period (000)...........  $33,448    $ 35,648    $29,507    $26,921    $25,712     $16,899
Ratio of Expenses to
 Average Net Assets.....     0.80%       0.80%      0.80%*     0.80%      0.80%       0.80%*
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)....     1.08%       1.10%      1.15%*     1.09%      1.14%       1.20%*
Ratio of Net Income to
 Average Net Assets.....     1.06%       1.03%      0.98%*     3.64%      3.75%       3.88%*
Ratio of Net Income to
 Average Net Assets
 (Excluding Waivers)....     0.78%       0.73%      0.63%*     3.35%      3.41%       3.48%*
Portfolio Turnover Rate.    13.82%      24.49%      9.29%     27.15%     63.03%      82.76%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

 * Annualized
(1) In March 1995, the Equity Growth Fund changed its name to Equity Value Fund and the Equity Aggressive Growth Fund changed its name to Mid Cap Value Fund.
(2) The Equity Value Fund, the Equity Income Fund, the Mid Cap Value Fund and the Balanced Growth Fund commenced operations on April 1, 1992. Ratios for this period have been annualized.

THE TRUST

THE PILLAR FUNDS (the "Trust") consist of open-end management investment companies that have diversified and non-diversified portfolios. The Trust offers units of beneficial interest ("shares") in fifteen separate investment portfolios. Shareholders may purchase shares in each portfolio (except for the U.S. Treasury Securities Plus Money Market Fund) through two separate classes (Class A and Class B) which provide for variations in distribution costs, voting rights, and dividends. Except for these differences between classes, each share of each portfolio represents an undivided proportionate interest in that portfolio. This Prospectus relates to the Class A shares of the Trust's Equity Value Fund, Equity Income Fund, Mid Cap Value Fund, Balanced Growth Fund and International Growth Fund (each of these, a "Fund"). Each of the Funds is a diversified mutual fund, except for the International Growth Fund, which is a non-diversified mutual fund. Information regarding the Trust's other portfolios and the Class B shares of the Funds is contained in separate prospectuses that may be obtained from the Trust's Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087 or by calling 1-800-932-7782.

SHARES OF THE TRUST ARE NOT DEPOSITS, OBLIGATIONS OR ACCOUNTS (TRUST OR OTHERWISE) OF, OR INSURED, GUARANTEED, SPONSORED OR ENDORSED BY, ANY BANK (INCLUDING UNITED JERSEY BANK OR ITS AFFILIATES OR CORRESPONDENTS), ANY STATE OR STATE AGENCY, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE U.S. GOVERNMENT OR ANY U.S. GOVERNMENT AGENCY.

SHARES OF THE TRUST ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SEE "INVESTMENT OBJECTIVES AND POLICIES--RISK FACTORS."

INVESTMENT OBJECTIVES AND POLICIES

THE EQUITY VALUE FUND

The investment objective of this Fund is growth of both capital and income. There is no assurance that the investment objective will be met.

The Fund will normally be as fully invested as practicable in equity securities consisting of common stocks, warrants to purchase common stocks, debt securities and preferred stocks convertible into common stocks and ADRs. The Advisor will purchase equity securities which, in the Advisor's opinion, are undervalued in the marketplace at the time of purchase. For a description of the Fund's permitted investments, see "Description of Permitted Investments."

THE EQUITY INCOME FUND

The investment objective of this Fund is growth of capital consistent with an emphasis on current income. There is no assurance that the investment objective will be met.

The Fund will normally be as fully invested as practicable in equity securities consisting of common stocks, warrants to purchase common stocks, debt securities and preferred stocks convertible into common stocks and ADRs. For a description of the Fund's permitted investments, see "Description of Permitted Investments."

THE MID CAP VALUE FUND

The investment objective of this Fund is growth of both capital and income. There is no assurance that the investment objective will be met.

The Fund will normally be as fully invested as practicable in equity securities consisting of common stocks, warrants to purchase common stocks, debt securities and preferred stocks convertible into common stocks and ADRs, that in the Advisor's opinion, are significantly undervalued relative to their actual value at the time of purchase. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of mid cap issuers (i.e. companies with market capitalizations ranging between $250 million and $1.5 billion at the time of purchase). The Fund may also invest in equity securities of small cap issuers (i.e. companies with market capitalizations between $100 million and $250 million at the time of purchase).

The Advisor will attempt to maintain a highly diversified portfolio in order to reduce the risks associated with investments in small capitalization companies which may be subject to greater volatility than investments in companies with larger capitalization. For a description of the Fund's permitted investments, see "Description of Permitted Investments."

THE BALANCED GROWTH FUND

The investment objective of this Fund is growth of capital consistent with current income. There is no assurance that the investment objective will be met.

The Fund seeks to achieve growth of capital and current income by investing in a balanced portfolio of equity securities, fixed income securities and money market securities. The actual blend will vary according to market and economic conditions. However, under normal market conditions, at least 25% of the Fund's total assets will be invested in fixed income securities. This investment policy may be changed by the Trust's board of trustees at any time; however, Shareholders will be notified of any such change in advance.

The Fund may invest in the following equity securities: common stocks, warrants to purchase common stocks, debt securities and preferred stocks convertible into common stocks and ADRs.

The Fund may invest in the following fixed income securities: obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"); corporate bonds and debentures rated in one of the three highest rating categories or determined by the Advisor to be of comparable quality at the time of purchase; mortgage-backed securities consisting of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories and which are backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and asset backed securities secured by company receivables, truck and auto loans, leases and credit card receivables which are rated in one of the top two rating categories. Securities rated A are considered to be investment grade and of high credit quality. Issues rated A could be more vulnerable to adverse developments than obligations with higher ratings.

The Fund may invest in the following money market securities: short-term U.S. Government Securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category or determined by the Advisor to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits, and banker's acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities.

THE INTERNATIONAL GROWTH FUND

The investment objective of this Fund is long-term capital growth. There is no assurance that the investment objective will be met.

The Fund will normally invest at least 65% of its total assets in the following equity securities of non-U.S. issuers: common stocks, warrants to purchase common stocks, debt securities and preferred stocks convertible into common stocks and ADRs, EDRs, CDRs and GDRs. The Fund will purchase equity securities, including ADRs, EDRs, CDRs and GDRs, that are traded in the United States on registered exchanges or the over-the-counter market and securities traded on foreign exchanges. Furthermore, the Fund may purchase equity securities of foreign or domestic issuer's public offerings, including an initial public offerings ("IPOs"). The Fund may also invest up to 35% of its assets in foreign government debt securities and securities issued by supranational agencies when the sub-advisor believes that they are compatible with the Fund's investment. Such securities will be rated investment grade or better, i.e. rated in one of the four highest rating categories by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's Corporation or Moody's Investors Service, Inc., or, if not rated, determined to be of comparable quality as determined by the Sub-Advisor. As part of its investment in foreign government debt securities, the Fund may invest up to 10% of its assets in such foreign government debt securities that are rated BB (or Ba) or B by an NRSRO, or, if not rated, determined to be of comparable quality as determined by the Sub-Advisor. Securities rated B are considered highly speculative and while the issuer currently has the capacity to meet debt service requirements, adverse business, financial or economic conditions would likely impair its capacity or willingness to pay interest and principal. In addition, the Fund may also invest in money market instruments as defined in "General Investment Policies" below.

The Fund will invest in securities of issuers in at least three countries other than the United States. The Fund may invest in securities of issuers from countries that are considered to be lesser-developed countries by the international financial community, but that have securities markets meeting acceptable standards of liquidity, financial disclosure, government regulation and protection of foreign investors, as determined by the Sub-Advisor. Normally, no more than 25% of the Fund's assets will be invested in such securities. The Fund may also invest up to 10% of its assets in closed-end investment companies that invest in the securities of issuers in a single country or region (commonly referred to as "country funds"). In addition, the Fund may invest in Brady Bonds. The Fund may invest in smaller, less well established companies (i.e., companies with market capitalizations below $500 million) which may offer greater opportunities for capital appreciation than larger, better established companies. The Fund is non-diversified and may, therefore, concentrate its portfolio investments in a relatively small number of issuers.

The Fund may engage in currency transactions for hedging purposes. Currency transactions include forward currency contracts, exchange-listed and over-the-counter ("OTC") currency futures contracts and options on futures contracts, exchange-listed and OTC options on currencies, and currency swaps. The Fund may also employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of exchange-listed and OTC options, futures and options on futures involving equity and debt securities, aggregates of equity and debt securities, and other financial indices. The Fund may write options and futures only on a covered basis.

In seeking to achieve its investment objective of long-term capital growth, the Fund's investments will be selected on the basis of fundamental analysis to identify those markets and securities that provide capital appreciation potential.

Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. In analyzing companies for investment, the Fund looks for, among other things, above-average earnings growth, a strong balance sheet, attractive industry dynamics, strong competitive advantages, and positive relative value within the context of a security's primary trading market. In addition to fundamental analysis of companies and industries, the Fund evaluates the economic and political environments of the countries in which the securities are traded.

For a description of the Funds' permitted investments and the above ratings, see "Description of Permitted Investments" in this Prospectus and "Description of Permitted Investments" and "Description of Ratings" in the Statement of Additional Information.

GENERAL INVESTMENT POLICIES

For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, each of the Equity Value, Equity Income, Mid Cap Value and Balanced Growth Funds may invest up to 100% of its assets in the money market instruments described under "The Balanced Growth Fund" above and may hold cash for liquidity purposes. The money market securities the International Growth Fund may invest in may be denominated in foreign currencies or U.S. dollars and consist of short-term U.S. Government obligations, obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government and securities of foreign governments; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; short term corporate securities rated in the highest short-term rating category or determined by the Advisor or Sub-Advisor to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. or foreign commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; Euro-currency instruments and securities; and repurchase agreements involving such securities. Furthermore, the International Growth Fund may hold cash in U.S. dollars, foreign currencies or multinational currency units for liquidity purposes. To the extent a Fund is engaged in temporary defensive investments, the Fund will not be pursuing the investment objective.

Each of the Equity Value, Equity Income, Mid Cap Value and Balanced Growth Funds seek to invest in equity securities that the Advisor believes are of high quality. In evaluating the quality of such securities, the Advisor places particular emphasis on the management history of the issuer and on ratio analyses which focus on prospective earnings, book value and anticipated growth rates.

Securities purchased by the Funds may involve floating or variable interest rates and may be acquired through a forward commitment or on a when-issued basis.

In addition, each of the Equity Value, Equity Income, Mid Cap Value and Balanced Growth Funds reserves the right to engage in securities lending. The Equity Value, Equity Income, Mid Cap Value and Balanced Growth Funds will purchase equity securities, including ADRs, that are traded in the United States on registered exchanges or the over-the-counter market. However, each of these four Funds reserves the right to invest up to 25% of its assets in foreign equity securities denominated in foreign currency and traded on foreign markets, but has no intention to do so.

RISK FACTORS

Because each Fund invests in equity securities, the Funds' shares will fluctuate in value. The market value of the convertible securities purchased by each Fund may also be affected by changes in interest rates, the credit quality of the issuer and any call provisions. In addition, investments in smaller, less well-established companies may subject the Mid Cap Value and International Growth Funds to certain special risks related to, for example, limited product lines, markets or financial resources and dependence on a small management group. Such securities may trade less frequently, in smaller volumes and fluctuate more sharply in value than exchange listed securities of larger companies.

The market value of the Balanced Growth and International Growth Funds' fixed income securities will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. In addition, the mortgage-backed securities that the Balanced Growth Fund may acquire are subject to the risk of prepayment during periods of declining interest rates which may affect the Fund's ability to lock-in longer term rates during such periods.

Each Fund's investments in securities of foreign issuers may subject the Funds to different risks than those attendant to investments in securities of U.S. issuers such as differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, political instability and greater fluctuations in value due to changes in currency exchange rates. There may also be less publicly available information with regard to foreign issuers than domestic issuers. In addition, foreign markets may be characterized by less liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets. Moreover, the dividends payable on a Fund's foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Also, it may be more difficult to obtain a judgment in a court outside the United States. These risks could be greater in emerging markets than in more developed foreign markets because emerging markets may have less stable political environments than more developed countries.

Since the International Growth Fund may invest in foreign currency and securities denominated in foreign currency, changes in exchange rates between the U.S. dollar and foreign currencies affect the U.S. dollar value of the Fund's assets. Rates of exchange are determined by forces of supply and demand on the foreign exchange markets. These forces are in turn affected by the international balance of payments and other economic, political and financial conditions, government intervention, speculation and other factors. The Fund's net asset value will be reported, and distributions from the Fund will be made, in U.S. dollars. Therefore, the Fund's reported net asset value and distributions will be adversely affected by depreciation of foreign currency relative to the U.S. dollar. A decline in the value of foreign currency would adversely affect the value of the Fund in dollar terms. While the Fund may try to hedge its currency risk using currency transactions, there is no assurance that it will be successful.

The International Growth Fund may invest in lower rated bonds, which are commonly referred to as "junk bonds." These securities are speculative and are subject to a greater risk of loss of principal and interest than are investments in higher rated bonds.

The International Growth Fund may invest in options and futures. There are various risks associated with options and futures, including that the success of a hedging strategy may depend on an ability to predict movements in security prices, interest rates or currency exchange rates; there may be little correlation between the changes in a security's value and the price of futures or options; a related futures or options may not be liquid; an exchange may impose trading restrictions or limitations; government regulations may restrict trading in futures and options; and possible lack of full participation in a rise in the market value of the underlying security.

In addition, the International Growth Fund may invest in equity securities by participating in an issuer's IPO. Such investments have special risks associated with them. There is often a high volume of trading in IPO securities, which can result in greater price volatility. Companies offering such securities may not have operated previously as a public company, and their share price may experience significant volatility as the marketplace reacts to their financial results. Furthermore, some IPO issuers have not conducted operations for a significant period of time, and may not have developed a management structure sufficient to cope with the pressures of running a public company.

The International Growth Fund is a non-diversified fund under the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore may invest a greater proportion of its assets in the securities of a smaller number of issuers and may, as a result, be subject to greater risk with respect to its portfolio securities. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), by limiting its investments so that, at the close of each quarter of the taxable year, (a) not more than 25% of the market value of the Fund's total assets is invested in the securities (other than U.S. Government securities) of a single issuer and (b) at least 50% of the market value of the Fund's total assets is represented by
(i) cash and cash items (ii) U.S. Government securities and (iii) other securities limited in respect to any one issuer to an amount not greater in value than 5% of the market value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

FUND TURNOVER

The Fund turnover rate for each Fund is expected to be less than 100%. With respect to the Balanced Growth Fund, this applies only to its investments in equity securities and non-money market, fixed income securities.

INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of each Fund. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares.

Each Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of each Fund's total assets. This restriction does not apply to the International Growth Fund.

2. Purchase any securities which would cause more than 25% of the total assets of any Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas, gas transmissions, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in the same industry.

3. Make loans, except that a Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentage limitations will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

THE ADVISOR

United Jersey Bank Investment Management Division, a division of United Jersey Bank (the "Advisor") serves as the Advisor of the Trust.
The Advisor makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program subject to the supervision of, and policies established by, the Trustees of the Trust.

United Jersey Bank, 210 Main Street, Hackensack, NJ 07601, was chartered in 1899 and has been exercising trust powers and managing money since 1916. The Investment Management Division began as a separate operating division of the Bank in 1973. The Bank's investment experts have, on average, over 20 years of experience in investment management. As of December 31, 1994, total assets under management were more than $3 billion.

United Jersey Bank is a wholly-owned subsidiary of UJB Financial Corp., an interstate bank holding company with $15.4 billion in assets and 270 banking offices in New Jersey and Eastern Pennsylvania as of December 31, 1994.

John W. Gustafson is Senior Vice President and Director of the Investment Department of the Advisor. Mr. Gustafson has managed the Equity Income Fund since December, 1993, the Equity Value Fund since April, 1995 and the Mid Cap Value Fund since inception in April, 1992. Mr. Gustafson joined United Jersey Bank in 1985.

Fernando Garip is a Vice President of the Advisor and has managed the Balanced Growth Fund since inception in April, 1992. Mr. Garip also manages the U.S. Treasury Securities Plus Money Market, U.S. Treasury Securities Money Market and Prime Obligation Money Market Funds and has responsibility for both equity and fixed income portfolios in the Investment Department. Mr. Garip joined United Jersey Bank in 1982.

The Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .75%, of the average daily net assets of the Equity Value,

Equity Income, Mid Cap Value and Balanced Growth Funds; and at an annual rate of 1.00% of the average daily net assets of the International Growth Fund. The contractual advisory fee is higher than that paid by most mutual funds with similar objectives and policies. The Advisor has voluntarily agreed to waive all or a portion of its fees in order to limit the operating expenses of Class A shares of the Equity Value, Equity Income, Mid Cap Value and Balanced Growth Fund to .80%, and total operating expenses of Class A shares of the International Growth Fund to 1.50%. After such voluntary fee waiver, the advisory fee is not higher than that paid by most mutual funds with similar objectives and policies. The Advisor reserves the right to terminate its fee waiver at any time in its sole discretion. For the fiscal year ended December 31, 1994, each Fund paid the Advisor the following advisory fee (shown as a percentage of its average daily net assets): Equity Value Fund, .49%; Equity Income Fund, .47%; Mid Cap Value Fund, .47%; and Balanced Growth Fund, .46%. As of December 31, 1994, the International Growth Fund had not commenced operations.

United Jersey Bank has also entered into a Custodian Agreement with the Trust, under which it provides all securities safekeeping services as required by the Funds and the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust pays United Jersey Bank (referred to herein in its custodial capacity as the "Custodian") a custodian fee, which is calculated daily and paid monthly, at an annual rate of .025% of the average daily net assets of the Equity Value, Equity Income, Mid Cap Value and Balanced Growth Fund and at an annual rate of
 .17% of the average daily net assets of the International Growth Fund.

The Glass-Steagall Act restricts the securities activities of banks such as United Jersey Bank, but federal regulatory authorities permit such banks to provide investment advisory and other services to mutual funds. Should this position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

THE SUB-ADVISOR

Wellington Management Company ("WMC") serves as the investment sub-advisor to the International Growth Fund. WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. As of December 31, 1994, WMC has discretionary management authority with respect to approximately $82 billion of assets. WMC's predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960. The principal address of WMC is 75 State Street, Boston, MA 02109. WMC is a Massachusetts general partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John B. Neff.

The Fund has been managed since inception by a committee composed of WMC's Global Equity Strategy Group, a group of global portfolio managers and senior investment professionals headed by Trond Skramstad, Senior Vice President of WMC.

The Sub-Advisor is entitled to a fee payable by the Advisor from the Advisor's fee, which is calculated daily and paid monthly, at an annual rate of .60% of the average daily net assets of the Fund up to and including $50 million; .45% of the average daily net assets of the Fund in excess of $50 million up to and including $150 million; and .30% of the average daily net assets of the Fund in excess of $150 million. The Sub-Advisor may from time to time waive a portion of its fee in order to limit the operating expenses of Class A shares of the Fund. The Sub-Advisor reserves the right to terminate any such fee waiver at any time in its sole discretion. As of December 31, 1994, the International Growth Fund had not commenced operations.

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), serves as the Administrator of the Trust. The Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund.

THE SHAREHOLDER SERVICING AGENT

SEI Financial Management Corporation acts as the dividend dispursing agent and shareholder servicing agent for the Trust. SEI Financial Management Corporation also acts as the transfer agent for the Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI acts as the Distributor for the Trust. No compensation is paid to the Distributor for distribution services for the Class A shares of any Fund. Class B shares of each Fund bear the costs of their distribution expenses and related service fees at the annual rate of up to .25% of the average daily net assets of the Fund. In addition, a maximum charge of 4% is imposed on the sale of Class B shares of each Fund. Class A shares of each Fund are offered without distribution fees (i) to institutional investors (including United Jersey Bank, its affiliates and correspondent banks) for the investment of their own funds, and (ii) to individuals and institutions (including United Jersey Bank, its affiliates and correspondent banks) but (A) only for the investment of funds held by such individuals or institutions in a fiduciary, agency, custodial or other representative capacity, and (B) only if such individuals or institutions are able to provide complete shareholder recordkeeping services with respect to shares purchased and held in such capacity.

Class B shares of each Fund are offered to all persons. Consequently, it is possible that individuals and institutions may offer different classes of shares to their customers and thus receive different compensation with respect to different classes of shares. In addition, individuals and institutions that are the record owner of shares for the account of their customers may impose separate fees for account services to their customers. The Funds may also execute brokerage or other agency transactions through an affiliate of the Advisor or through the Distributor for which such affiliate or the Distributor receives compensation.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of each Fund may be made on any Business Day. State securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws.

A purchase order will be effective as of the day received by the Distributor if the Distributor receives the order before 4:00 p.m., Eastern time. However, an order may be cancelled if the Custodian does not receive Federal funds before 12:00 noon, Eastern time, on the next Business Day, and the investor could be liable for any fees or expenses incurred by the Trust. An investor in the Class A shares of the Funds may not purchase shares by check. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. The purchase price of shares of each Fund is the net asset value next determined after a purchase order is effective. The net asset value per share of each Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. A Fund may use a pricing service to provide market quotations. A pricing service may use a matrix system of valuation to value fixed income securities which considers factors such as securities prices, yield features, ratings and developments related to a specific security. Net asset value per share is determined daily as of 4:00 p.m., Eastern time, on each Business Day. Purchases will be made in full and fractional shares of the Trust calculated to three decimal places. Although the methodology and procedures for determining net asset value are identical, the net asset value per share of classes within a Fund may differ because of the distribution expenses charged to Class B shares.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or its Shareholders to accept such order.

Shareholders who desire to redeem shares of the Fund must place their redemption orders prior to 4:00 p.m., Eastern time, on any Business Day, for the order to be effective on that Business Day. The redemption price of shares is the net asset value of the Fund next determined after the redemption order is effective. Payment on redemption will be made as promptly as possible and, in any event, within seven Business Days after the redemption order is effective.

The Funds intend to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

PERFORMANCE

From time to time, the Funds may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30 day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over one year and is shown as a percentage of the investment.

The total return of a Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The advertised performance on Class A shares will normally be higher than for Class B shares because Class A shares are not subject to distribution expenses charged to Class B shares. The actual return to a Shareholder on Class A shares may be reduced by any administrative or management charges that may be imposed by individuals or institutions on their customers for account services. The actual return to shareholders on Class B shares will be reduced by the amount of any sales load paid on Class B shares.

A Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical) or financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Fund may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Funds or their Shareholders. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares. Only a portion of such dividends from the Balanced Growth Fund will qualify for the dividends-received deduction otherwise available to corporate shareholders. No portion of the dividends from the International Growth Fund will qualify for the dividends-received deduction. Any net capital gains will be distributed annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares. Capital gains distributions will not qualify for the corporate dividends-received deduction. Each Fund will make annual reports to Shareholders of the federal income tax status of all distributions.

Dividends declared by a Fund in December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholders on the last day of that month if paid by the Fund at any time during the following January.

Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Investment income received by the International Growth Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Fund is liable for foreign income taxes so withheld, the Fund intends to operate so as to meet the requirements of the Code to pass through to the Shareholders credit for foreign income taxes paid. Although the Fund intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that the Fund will be able to do so.

Sale, exchange or redemption of Fund shares is a taxable event to a Shareholder.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated September 9, 1991. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Funds, the Trust consists of the following portfolios: U.S. Treasury Securities Money Market Fund, U.S. Treasury Securities Plus Money Market Fund, Prime Obligation Money Market Fund, Tax-Exempt Money Market Fund, Short-Term Investment Fund, New Jersey Municipal Securities Fund, Pennsylvania Municipal Securities Fund, GNMA Fund, Fixed Income Fund and Intermediate-Term Government Securities Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by a board trustees (the "Trustees") under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

Each share held entitles a Shareholder of record to one vote. The Shareholders of each Fund or class will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to The Pillar Funds, P.O. Box 239, Wayne, PA 19087-0239.

DIVIDENDS

Substantially all of the net investment income (not including capital gain) of the Equity Value, Equity Income, Mid Cap Value and Balanced Growth Funds is distributed in the form of quarterly dividends to Shareholders of record on the next to last Business Day of each quarter; and is periodically declared and paid as a dividend to Shareholders of record for the International Growth Fund. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the distribution.

Dividends and distributions of each Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

The amount of dividends payable on Class A shares will be more than the dividends payable on Class B shares because of the distribution expenses charged to Class B shares.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain permitted investments and associated risk factors for the Funds:

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AMERICAN DEPOSITARY RECEIPTS ("ADRs"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs"),
CONTINENTAL DEPOSITARY RECEIPTS ("CDRs") and GLOBAL DEPOSITARY RECEIPTS ("GDRs")--ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market, EDRs are designed for trading in European securities market and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas and unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES--Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANKERS' ACCEPTANCE--A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

BRADY BONDS--Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas
F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank debt. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for

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

Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued bonds ("Brady Bonds"). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with debt restructuring. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. Brady Bonds issued to date may be purchased and sold in the secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European securities depositories.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER--The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DERIVATIVES--Derivatives are securities that derive their value from other securities. The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls) swap agreements, mortgage-backed securities (CMOs, REMICs, IOs and POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., Receipts and STRIPs), privately issued stripped securities (e.g., TGRs, TRs and CATS). See elsewhere in this "Description of Permitted Investments" for discussions of these various instruments, and see "Investment Objectives and Policies" for more information about any investment policies and limitations applicable to their use.

EQUITY SECURITIES--Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate.

FIXED INCOME SECURITIES--Fixed income securities consist of bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

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

FORWARD CURRENCY CONTRACTS--A Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Fund's securities are or may be denominated. A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts, along with futures contracts and option transactions, are considered to be derivative securities and may present special risks. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into a Fund's long-term investment strategies. However, the Advisor and Sub-Advisor believe that it is important to have the flexibility to enter into forward currency contracts when it determines that the best interest of the Fund will be served.

The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. When the Advisor or Sub-Advisor believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

At the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize a gain or loss from currency transactions.

Generally, a Fund will enter into forward currency contracts only as a hedge against foreign currency exposure affecting the Fund. If a Fund enters into forward currency contracts to cover activities which are essentially speculative, the Fund will segregate cash or readily marketable securities with its Custodian, or a designated sub-custodian, in an amount at all times equal to or exceeding the Fund's commitment with respect to such contracts.

To assure that a Fund's foreign currency contracts are not used for leverage, the net amount the Fund may invest in forward currency contracts is limited to the amount of the Fund's aggregate investments in foreign currencies.

By entering into forward foreign currency contracts, a Fund will seek to protect the value of its investment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the rise of loss due to a decline in the value of the hedged currency, at the same time, the tend to limit any potential gain which might result should the value of such currency increase.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS--A Fund may enter into contracts for the purchase or sale of securities, including index contracts or foreign currencies. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract on securities or currency is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. A Fund may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise result; and it may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. A Fund may enter into futures contracts and options thereon to the extent that not more than 5% of the Fund's assets are required as futures contract margin deposits and premiums on options and may engage in futures contracts to the extent that obligations relating to such futures contracts represent not more than 20% of the Fund's total assets.

A Fund may also purchase and write options to buy or sell futures contracts. A Fund may write options on futures only on a covered basis. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

When a Fund enters into a futures transaction it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin". This amount is maintained in a segregated account at the custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. In addition, a Fund will segregate liquid high-grade securities in an amount equal to its obligations under such contract. A Fund will enter into such futures and options on futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges.

Options and futures can be volatile investments and involve certain risks. If the Advisor or Sub-Advisor applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower a Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

ILLIQUID SECURITIES--Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Not more than 15% of the total assets of a Fund will be invested in such instruments. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, if there is no secondary market for such security. Restricted securities, including Rule 144A securities, that meet the criteria established by the Board of Trustees of the Trust will be considered liquid.

INVESTMENT COMPANIES--A Fund may invest up to 10% of its total assets in shares of other investment companies. Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invests in the securities markets of those countries. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' fund securities, and are subject to limitations under the 1940 Act.

A Fund does not intend to invest in other investment companies unless, in the judgment of the Advisor or Sub-Advisor, the potential benefits of such investment exceed the associated costs relative to the benefits and costs associated with direct investments in the underlying securities. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. In accordance with applicable state regulatory provisions, the Advisor has agreed to waive its management fee with respect to the portion of a Fund's assets invested in shares of other open-end investment companies. A Fund continues to pay its own management fees and other expenses with respect to their investments in shares of closed-end investment companies.

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

JUNK BONDS--Bonds rated below investment grade are often referred to as "junk bonds". Such securities involve greater risk of default or price declines than investment grade securities due to changes in the issuer's creditworthiness and the outlook for economic growth. The market for these securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit a Fund's ability to sell such securities at their market value. In addition, the market for these securities may also be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, FNMA and FHLMC. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, FNMA and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and FNMA also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Private Pass-Through Securities: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

Collateralized Mortgage Obligations ("CMO"): CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICs: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates
("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

Parallel Pay Securities; PAC Bonds: Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

REITS: REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The value of interests in REITs may be affected by the value of the property owned or the quality of the mortgages held by the trust.

Stripped Mortgage-Backed Securities ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities can experience wide swings in value in response to changes in interest rates and associated mortgage prepayment rates. During times when interest rates are experiencing fluctuations, such securities can be difficult to price on a consistent basis. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Risk Factors: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

OPTIONS--A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the Securities and Exchange Commission that OTC options are illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates.

Call options on securities or foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying security or foreign currency. With respect to put options on securities or foreign currency written by a Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid high grade debt securities with its custodian in an amount at least equals to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Risk Factors. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RECEIPTS--Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REPURCHASE AGREEMENTS--Repurchase Agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. A Fund bears a risk of loss in the event of the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

TIME DEPOSITS--A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities.

U.S. TREASURY OBLIGATIONS--Bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

U.S. GOVERNMENT AGENCIES--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE OR FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be

25
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considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES (EQUITY AND DEBT SECURITIES)--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will maintain with the Custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate, if any, realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. Debt and equity securities are subject to market fluctuation and it is possible that the market value at the time of settlement could be higher or lower than the purchase price. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

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

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary.....................................................................   2
Expense Summary.............................................................   4
Financial Highlights........................................................   5
The Trust...................................................................   7
Investment Objectives and Policies..........................................   7
Investment Limitations......................................................  11
The Advisor.................................................................  12
The Sub-Advisor.............................................................  13

The Administrator...........................................................  13
The Shareholder Servicing Agent.............................................  14
The Distributor.............................................................  14
Purchase and Redemption of Shares...........................................  14
Performance.................................................................  15
Taxes.......................................................................  16
General Information.........................................................  16
Description of Permitted Investments........................................  17

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